                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
    OF REGISTERED MANAGEMENT INVESTMENT COMPANY

  Investment Company Act file number 811-10395

                         Pioneer Series Trust VII
               (Exact name of registrant as specified in charter)

                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)

            Terrence J. Cullen, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)

Registrant's telephone number, including area code:  (617) 742-7825

Date of fiscal year end:  October 31

Date of reporting period:  July 31, 2017

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may
use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget
("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW,
Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. Schedule of Investments.

File the schedules as of the close of the reporting period as set forth in
ss. 210.12-12  12-14 of Regulation S-X [17 CFR 210.12-12  12-14]. The
schedules need not be audited.

 Pioneer Global Multisector Income Fund

 Schedule of Investments 7/31/17 (unaudited)

 Principal Amount ($) (i)

 Floating

 Rate (b)

 Value

 CONVERTIBLE CORPORATE BONDS - 0.4%

 Capital Goods - 0.1%

 Electrical Components & Equipment - 0.1%

 56,000

 General Cable Corp., 4.5%, 11/15/29 (Step)

 $

 49,350

 Total Capital Goods

 $

 49,350

 Software & Services - 0.3%

 Internet Software & Services - 0.3%

 125,000

 WebMD Health Corp., 2.625%, 6/15/23

 $

 124,844

 Total Software & Services

 $

 124,844

 TOTAL CONVERTIBLE CORPORATE BONDS

 (Cost $174,559)

 $

 174,194

 PREFERRED STOCK - 0.0%+

 Diversified Financials - 0.0%+

 Consumer Finance - 0.0%+

 231

 6.82

 GMAC Capital Trust I, Floating Rate Note, 2/15/40

 $

 6,133

 TOTAL PREFERRED STOCK

 (Cost $4,505)

 $

 6,133

 CONVERTIBLE PREFERRED STOCKS - 0.5%

 Banks - 0.5%

 Diversified Banks - 0.5%

 94

 Bank of America Corp., 7.25% (Perpetual)

 $

 122,012

 95

 Wells Fargo & Co., 7.5% (Perpetual)

 126,112

 $

 248,124

 Total Banks

 $

 248,124

 TOTAL CONVERTIBLE PREFERRED STOCKS

 (Cost $220,127)

 $

 248,124

 ASSET BACKED SECURITIES - 0.6%

 45,600

 CKE Restaurant Holdings, Inc., 4.474%, 3/20/43 (144A)

 $

 45,551

 7,617

 1.92

 New Century Home Equity Loan Trust 2005-1, Floating Rate Note, 3/25/35

 7,626

 45,831

 1.39

 NovaStar Mortgage Funding Trust Series 2006-1, Floating Rate Note, 5/25/36

 44,605

 440

 Structured Asset Securities Corp., 5.17544%, 10/25/34 (Step)

 452

 24,706

 Terwin Mortgage Trust Series TMTS 2005-16HE, 4.22983%, 9/25/36 (Step)

 24,937

 98,672

 2.75

 Towd Point Mortgage Trust 2016-2, Floating Rate Note, 8/25/55 (144A)

 99,718

 88,067

 VOLT LVIII LLC, 3.375%, 5/27/47 (Step) (144A)

 88,037

 $

 310,926

 TOTAL ASSET BACKED SECURITIES

 (Cost $309,185)

 $

 310,926

 COLLATERALIZED MORTGAGE OBLIGATIONS - 4.4%

 54,909

 3.50

 Agate Bay Mortgage Trust 2015-1, Floating Rate Note, 1/25/45 (144A)

 $

 55,638

 44,939

 3.50

 Agate Bay Mortgage Trust 2015-5, Floating Rate Note, 7/25/45 (144A)

 45,536

 1,908

 1.68

 Alternative Loan Trust 2003-14T1, Floating Rate Note, 8/25/18

 1,484

 100,000

 3.73

 Arbor Realty Commercial Real Estate Notes 2017-FL1, Ltd., Floating Rate Note, 4/15/27 (144A)

 98,976

 100,000

 3.43

 BAMLL Commercial Mortgage Securities Trust 2014-FL1, Floating Rate Note, 12/17/31 (144A)

 100,251

 80,000

 BANK 2017-BNK5, 3.607%, 6/1/60

 81,865

 3,855

 3.40

 CHL Mortgage Pass-Through Trust 2003-56, Floating Rate Note, 12/25/33

 3,904

 100,000

 4.80

 Citigroup Commercial Mortgage Trust 2014-GC19 REMICS, Floating Rate Note, 3/10/47

 107,018

 75,000

 4.34

 Citigroup Commercial Mortgage Trust 2014-GC25 REMICS, Floating Rate Note, 10/10/47

 77,814

 100,000

 Citigroup Commercial Mortgage Trust 2015-GC27 REMICS, 3.137%, 2/10/48

 100,943

 100,000

 2.32

 CLNS Trust 2017-IKPR, Floating Rate Note, 6/11/32 (144A)

 100,407

 100,000

 2.58

 Cold Storage Trust 2017-ICE3, Floating Rate Note, 4/15/24 (144A)

 100,625

 50,000

 COMM 2013-LC6 Mortgage Trust, 2.941%, 1/10/46

 50,935

 25,000

 4.55

 COMM 2015-CCRE25 Mortgage Trust, Floating Rate Note, 8/12/48

 26,523

 90,000

 Commercial Mortgage Pass Through Certificates, 2.822%, 10/17/45

 91,253

 50,000

 4.54

 CSAIL 2016-C5 Commercial Mortgage Trust REMICS, Floating Rate Note, 11/15/48

 51,159

 100,000

 CSAIL 2016-C7 Commercial Mortgage Trust, 3.502%, 11/15/49

 102,492

 6,771

 Federal National Mortgage Association REMICS, 4.5%, 6/25/29

 7,199

 45,000

 5.20

 FREMF Mortgage Trust 2010-K9 REMICS, Floating Rate Note, 9/25/45 (144A)

 48,655

 50,000

 4.88

 FREMF Mortgage Trust 2011-K703, Floating Rate Note, 7/25/44 (144A)

 51,014

 25,126

 Government National Mortgage Association, 4.5%, 9/20/39

 27,115

 18,669

 Government National Mortgage Association, 5.25%, 8/16/35

 20,480

 25,000

 GS Mortgage Securities Corp. II, 3.682%, 2/10/46 (144A)

 25,688

 150,000

 3.51

 GS Mortgage Securities RE-Remic Trust 2015-Frr1, Floating Rate Note, 6/27/41

 149,994

 100,000

 N/A

 IMT Trust 2017-APTS, Floating Rate Note, 6/15/34

 100,037

 29,462

 JP Morgan Chase Commercial Mortgage Securities Trust 2011-C5, 4.1712%, 8/15/46

 31,405

 75,000

 JP Morgan Chase Commercial Mortgage Securities Trust 2012-LC9, 2.84%, 12/15/47

 76,264

 88,431

 3.00

 JP Morgan Mortgage Trust 2016-3, Floating Rate Note, 10/25/46 (144A)

 89,747

 50,000

 JPMBB Commercial Mortgage Securities Trust 2014-C22 REMICS, 3.8012%, 9/15/47

 52,676

 52,802

 Morgan Stanley Capital I Trust 2007-HQ13, 5.569%, 12/15/44

 52,963

 36,813

 3.25

 NRP Mortgage Trust 2013-1, Floating Rate Note, 7/25/43 (144A)

 36,931

 43,246

 0.72

 Paragon Secured Finance No 1 Plc, Floating Rate Note, 11/15/35

 56,761

 GBP

 100,000

 4.26

 Progress Residential 2017-Sfr1 Trust SerIES 2017-Sfr1 Class E, Floating Rate Note, 8/17/34 (144A)

 101,076

 23,206

 RAAC Series 2004-SP2 Trust, 6.0%, 1/25/32

 23,193

 617

 1.78

 RALI Series 2002-QS16 Trust, Floating Rate Note, 10/25/17

 616

 24,590

 2.50

 Sequoia Mortgage Trust 2013-4, Floating Rate Note, 4/27/43

 23,909

 28,954

 3.50

 Sequoia Mortgage Trust, Floating Rate Note, 9/25/42

 29,390

 $

 2,201,936

 TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS

 (Cost $2,221,552)

 $

 2,201,936

 CORPORATE BONDS - 31.9%

 Energy - 4.6%

 Oil & Gas Drilling - 0.3%

 35,000

 Freeport-McMoRan, Inc., 6.75%, 2/1/22

 $

 36,750

 100,000

 Rowan Companies, Inc., 4.75%, 1/15/24

 85,500

 $

 122,250

 Integrated Oil & Gas - 1.7%

 EUR

 175,000

 BP Capital Markets Plc, 1.373%, 3/3/22

 $

 217,122

 240,000

 Petrobras Global Finance BV, 5.375%, 1/27/21

 246,600

 155,000

 Petroleos Mexicanos, 3.5%, 1/30/23

 151,900

 EUR

 200,000

 4.50

 Repsol International Finance BV, Floating Rate Note, 3/25/75

 251,853

 $

 867,475

 Oil & Gas Exploration & Production - 0.6%

 75,000

 Antero Resources Corp., 5.625%, 6/1/23

 $

 76,875

 35,000

 Canadian Natural Resources, Ltd., 6.25%, 3/15/38

 41,586

 100,000

 Hilcorp Energy I LP, 5.75%, 10/1/25 (144A)

 97,500

 100,000

 Range Resources Corp., 5.0%, 3/15/23 (144A)

 98,750

 $

 314,711

 Oil & Gas Refining & Marketing - 0.2%

 53,000

 EnLink Midstream Partners LP, 4.4%, 4/1/24

 $

 54,421

 21,000

 Valero Energy Corp., 9.375%, 3/15/19

 23,450

 $

 77,871

 Oil & Gas Storage & Transportation - 1.8%

 95,000

 Boardwalk Pipelines LP, 4.95%, 12/15/24

 $

 101,339

 25,000

 DCP Midstream Operating LP, 9.75%, 3/15/19 (144A)

 27,844

 75,000

 Enable Midstream Partners LP, 3.9%, 5/15/24

 74,831

 55,000

 Enbridge Energy Partners LP, 7.375%, 10/15/45

 71,639

 100,000

 Energy Transfer Equity LP, 5.875%, 1/15/24

 107,750

 125,000

 Kinder Morgan, Inc. Delaware, 5.55%, 6/1/45

 133,184

 40,000

 MPLX LP, 4.875%, 12/1/24

 42,973

 75,000

 Plains All American Pipeline LP, 4.65%, 10/15/25

 77,707

 60,000

 Sabine Pass Liquefaction LLC, 5.0%, 3/15/27

 64,255

 25,000

 Spectra Energy Capital LLC, 6.2%, 4/15/18

 25,820

 10,000

 Spectra Energy Capital LLC, 6.75%, 7/15/18

 10,419

 60,000

 Sunoco Logistics Partners Operations LP, 6.1%, 2/15/42

 63,786

 75,000

 The Williams Companies, Inc., 5.75%, 6/24/44

 78,000

 13,000

 The Williams Companies, Inc., 7.75%, 6/15/31

 15,730

 15,000

 Williams Partners LP, 5.1%, 9/15/45

 15,534

 $

 910,811

 Total Energy

 $

 2,293,118

 Materials - 1.1%

 Diversified Chemicals - 0.2%

 85,000

 CF Industries, Inc., 3.45%, 6/1/23

 $

 80,431

 Fertilizers & Agricultural Chemicals - 0.2%

 105,000

 Agrium, Inc., 5.25%, 1/15/45

 $

 118,957

 Construction Materials - 0.3%

 EUR

 125,000

 CRH Finance DAC, 3.125%, 4/3/23

 $

 168,563

 Paper Packaging - 0.4%

 50,000

 International Paper Co., 4.8%, 6/15/44

 $

 53,391

 5,000

 International Paper Co., 6.0%, 11/15/41

 6,115

 EUR

 100,000

 SIG Combibloc Holdings SCA, 7.75%, 2/15/23 (144A)

 125,551

 $

 185,057

 Total Materials

 $

 553,008

 Capital Goods - 1.3%

 Aerospace & Defense - 0.5%

 50,000

 Embraer Netherlands Finance BV, 5.4%, 2/1/27

 $

 52,650

 65,000

 Rockwell Collins, Inc., 3.2%, 3/15/24

 66,393

 EUR

 100,000

 TA MFG., Ltd., 3.625%, 4/15/23

 121,762

 $

 240,805

 Building Products - 0.3%

 30,000

 Masco Corp., 4.375%, 4/1/26

 $

 31,984

 19,000

 Masco Corp., 5.95%, 3/15/22

 21,568

 35,000

 Owens Corning, 3.4%, 8/15/26

 34,541

 35,000

 Owens Corning, 4.2%, 12/1/24

 36,879

 30,000

 Standard Industries, Inc., 5.375%, 11/15/24 (144A)

 31,575

 $

 156,547

 Industrial Conglomerates - 0.4%

 200,000

 Ezdan Sukuk Co, Ltd., 4.875%, 4/5/22

 $

 191,660

 Trading Companies & Distributors - 0.1%

 40,000

 GATX Corp., 6.0%, 2/15/18

 $

 40,898

 Total Capital Goods

 $

 629,910

 Transportation - 0.5%

 Airlines - 0.0%+

 6,114

 Delta Air Lines 2010-2 Class A Pass Through Trust, 4.95%, 5/23/19

 $

 6,336

 15,000

 Delta Air Lines, Inc., 2.875%, 3/13/20

 15,274

 $

 21,610

 Marine - 0.4%

 200,000

 Pelabuhan Indonesia II PT, 4.25%, 5/5/25 (144A)

 $

 204,250

 Railroads - 0.1%

 25,000

 Burlington Northern Santa Fe LLC, 5.75%, 3/15/18

 $

 25,642

 Total Transportation

 $

 251,502

 Automobiles & Components - 0.1%

 Automobile Manufacturers - 0.1%

 35,000

 Ford Motor Co., 4.346%, 12/8/26

 $

 36,195

 35,000

 General Motors Co., 6.6%, 4/1/36

 41,138

 $

 77,333

 Total Automobiles & Components

 $

 77,333

 Consumer Services - 0.3%

 Casinos & Gaming - 0.1%

 50,000

 Scientific Games International, Inc., 10.0%, 12/1/22

 $

 55,750

 Education Services - 0.2%

 25,000

 Massachusetts Institute of Technology, 5.6%, 7/1/11

 $

 32,210

 75,000

 Tufts University, 5.017%, 4/15/12

 78,278

 $

 110,488

 Total Consumer Services

 $

 166,238

 Media - 1.0%

 Cable & Satellite - 0.8%

 100,000

 Charter Communications Operating LLC, 6.384%, 10/23/35

 $

 116,993

 60,000

 Cox Communications, Inc., 3.35%, 9/15/26 (144A)

 59,150

 EUR

 150,000

 Sky Plc, 1.5%, 9/15/21

 185,372

 25,000

 Sky Plc, 6.1%, 2/15/18 (144A)

 25,584

 $

 387,099

 Movies & Entertainment - 0.2%

 EUR

 100,000

 WMG Acquisition Corp., 4.125%, 11/1/24 (144A)

 $

 125,320

 Total Media

 $

 512,419

 Retailing - 0.1%

 Internet Retail - 0.1%

 50,000

 Expedia, Inc., 5.95%, 8/15/20

 $

 54,772

 Total Retailing

 $

 54,772

 Food & Staples Retailing - 0.1%

 Drug Retail - 0.0%+

 12,310

 CVS Pass-Through Trust, 5.773%, 1/10/33 (144A)

 $

 14,003

 Food Retail - 0.1%

 40,000

 Alimentation Couche-Tard, 3.55%, 7/26/27 (144A)

 $

 40,296

 Total Food & Staples Retailing

 $

 54,299

 Food, Beverage & Tobacco - 1.0%

 Brewers - 0.0%+

 20,000

 Anheuser-Busch InBev Worldwide, Inc., 7.75%, 1/15/19

 $

 21,724

 Packaged Foods & Meats - 1.0%

 GBP

 100,000

 Boparan Finance Plc, 5.5%, 7/15/21 (144A)

 $

 129,989

 70,000

 Kraft Heinz Foods Co., 3.95%, 7/15/25

 72,342

 200,000

 Marfrig Holdings Europe BV, 8.0%, 6/8/23 (144A)

 207,750

 90,000

 Post Holdings, Inc., 5.0%, 8/15/26 (144A)

 92,362

 $

 502,443

 Total Food, Beverage & Tobacco

 $

 524,167

 Health Care Equipment & Services - 0.5%

 Health Care Distributors - 0.1%

 41,000

 Cardinal Health, Inc., 3.079%, 6/15/24

 $

 41,585

 Health Care Facilities - 0.2%

 70,000

 CHS, 6.875%, 2/1/22

 $

 60,025

 50,000

 Kindred Healthcare Inc., 6.375%, 4/15/22

 46,375

 $

 106,400

 Managed Health Care - 0.2%

 30,000

 Centene Corp., 5.625%, 2/15/21

 $

 31,200

 25,000

 Centene Corp., 6.125%, 2/15/24

 27,188

 20,000

 Humana, Inc., 3.95%, 3/15/27

 20,990

 $

 79,378

 Total Health Care Equipment & Services

 $

 227,363

 Pharmaceuticals, Biotechnology & Life Sciences - 0.4%

 Biotechnology - 0.2%

 80,000

 AbbVie, Inc., 3.2%, 5/14/26

 $

 79,964

 Pharmaceuticals - 0.2%

 EUR

 100,000

 Valeant Pharmaceuticals International, Inc., 4.5%, 5/15/23

 $

 97,442

 Total Pharmaceuticals, Biotechnology & Life Sciences

 $

 177,406

 Banks - 7.5%

 Diversified Banks - 7.2%

 200,000

 Access Bank Plc, 10.5%, 10/19/21 (144A)

 $

 214,868

 INR

 2,160,000

 Asian Development Bank, 5.9%, 12/20/22

 33,628

 INR

 2,100,000

 Asian Development Bank, 6.2%, 10/6/26

 33,331

 INR

 1,740,000

 Asian Development Bank, 6.45%, 8/8/21

 27,683

 EUR

 200,000

 2.62

 Barclays Plc, Floating Rate Note, 11/11/25

 246,261

 EUR

 150,000

 BNP Paribas SA, 2.375%, 2/17/25

 186,593

 EUR

 200,000

 BPCE SA, 2.875%, 4/22/26

 256,235

 156,000

 6.25

 Citigroup, Inc., Floating Rate Note (Perpetual)

 175,250

 50,000

 5.90

 Citigroup, Inc., Floating Rate Note (Perpetual)

 54,132

 75,000

 Cooperatieve Rabobank UA, 3.875%, 2/8/22

 79,915

 EUR

 200,000

 8.88

 Erste Group Bank AG, Floating Rate Note (Perpetual)

 278,852

 200,000

 Finansbank AS, 4.875%, 5/19/22 (144A)

 199,392

 EUR

 200,000

 3.00

 ING Groep NV, Floating Rate Note, 4/11/28

 256,469

 INR

 700,000

 Inter-American Development Bank, 6.0%, 9/5/17

 10,888

 NZD

 505,000

 International Bank for Reconstruction & Development, 3.5%, 1/22/21

 387,443

 NZD

 45,000

 International Bank for Reconstruction & Development, 4.625%, 10/6/21

 35,953

 AUD

 185,000

 International Bank for Reconstruction & Development, 5.75%, 10/21/19

 159,706

 INR

 1,350,000

 International Bank for Reconstruction & Development, 5.75%, 10/28/19

 21,105

 25,000

 JPMorgan Chase & Co., 5.625%, 8/16/43

 30,594

 EUR

 200,000

 6.38

 Lloyds Banking Group Plc, Floating Rate Note (Perpetual)

 256,426

 100,000

 Macquarie Bank, Ltd., 6.625%, 4/7/21 (144A)

 113,106

 200,000

 8.00

 Royal Bank of Scotland Group Plc, Floating Rate Note (Perpetual)

 218,876

 50,000

 4.50

 Scotiabank Peru SAA, Floating Rate Note, 12/13/27 (144A)

 51,625

 EUR

 200,000

 UBS Group Funding Switzerland AG, 1.75%, 11/16/22

 250,275

 $

 3,578,606

 Thrifts & Mortgage Finance - 0.3%

 GBP

 125,000

 Nationwide Building Society, 3.0%, 5/6/26

 $

 177,653

 Total Banks

 $

 3,756,259

 Diversified Financials - 6.5%

 Other Diversified Financial Services - 1.4%

 IDR

 2,440,000,000

 European Investment Bank, 7.2%, 7/9/19 (144A)

 $

 185,193

 NZD

 100,000

 JPMorgan Chase & Co., 4.25%, 11/2/18

 76,339

 200,000

 Paraguay Government International Bond, 4.7%, 3/27/27 (144A)

 207,750

 $

 469,282

 Specialized Finance - 0.8%

 56,000

 Cantor Fitzgerald LP, 7.875%, 10/15/19 (144A)

 $

 61,661

 EUR

 100,000

 Holcim Finance Luxembourg SA, 2.25%, 5/26/28

 124,136

 200,000

 MassMutual Global Funding II, 2.75%, 6/22/24 (144A)

 199,638

 $

 385,435

 Consumer Finance - 3.4%

 90,000

 Capital One Financial Corp., 3.75%, 7/28/26

 $

 88,363

 INR

 81,420,000

 International Finance Corp., 6.3%, 11/25/24

 1,285,413

 INR

 20,750,000

 International Finance Corp., 8.25%, 6/10/21

 348,191

 $

 1,721,967

 Investment Banking & Brokerage - 0.3%

 75,000

 Morgan Stanley, 4.1%, 5/22/23

 $

 78,669

 50,000

 Morgan Stanley, 4.875%, 11/1/22

 54,417

 $

 133,086

 Diversified Capital Markets - 0.6%

 EUR

 200,000

 7.75

 Intesa Sanpaolo S.p.A., Floating Rate Note (Perpetual)

 $

 269,874

 10,000

 Macquarie Group, Ltd., 6.0%, 1/14/20 (144A)

 10,870

 $

 280,744

 Total Diversified Financials

 $

 2,990,514

 Insurance - 1.1%

 Insurance Brokers - 0.2%

 100,000

 Brown & Brown, Inc., 4.2%, 9/15/24

 $

 105,599

 Life & Health Insurance - 0.3%

 45,000

 Protective Life Corp., 7.375%, 10/15/19

 $

 49,981

 100,000

 5.88

 Prudential Financial, Inc., Floating Rate Note, 9/15/42

 111,375

 $

 161,356

 Multi-line Insurance - 0.2%

 60,000

 AXA SA, 8.6%, 12/15/30

 $

 85,500

 Property & Casualty Insurance - 0.1%

 35,000

 Delphi Financial Group, Inc., 7.875%, 1/31/20

 $

 39,270

 Reinsurance - 0.3%

 ARS

 1,280,000

 European Bank for Reconstruction & Development, 2/1/19 (c) (Cat Bond)

 $

 56,941

 INR

 11,500,000

 European Bank for Reconstruction & Development, 6.0%, 5/4/20 (Cat Bond)

 182,086

 30,000

 Gullane 2017 Segregated Accound (Artex SAC Ltd.), Variable Rate Ntoes, 11/30/21

 31,959

 30,000

 Gullane Segregated Account (Artex SAC Ltd.), Variable Rate Note 11/30/20

 654

 30,000

 Lorenz Re, Ltd., Variable Rate Notes, 3/31/20

 31,065

 30,000

 Lorenz Re, Ltd., Variable Rate Notes, 3/31/18

 516

 30,000

 Lorenz Re, Ltd., Variable Rate Notes, 3/31/19

 1,680

 50,000

 Pangaea 2017-1, Variable Rate Notes, 11/30/21

 52,350

 30,000

 Pangaea Re, Series 2015-2, Principal at Risk Notes, 11/30/19

 2,307

 30,000

 Pangaea Re., Variable Rate Notes, 2/1/20

 2,757

 JPY

 2,513,320

 Tralee Segregated Account (Artex SAC Ltd.), Variable Rate Note 7/15/17

 22,677

 $

 384,992

 Total Insurance

 $

 776,717

 Real Estate - 1.0%

 Diversified REIT - 0.4%

 EUR

 100,000

 3.75

 ATF Netherlands BV, Floating Rate Note (Perpetual)

 $

 119,942

 55,000

 Essex Portfolio LP, 3.625%, 5/1/27

 55,272

 $

 175,214

 Office REIT - 0.2%

 25,000

 Alexandria Real Estate Equities, Inc., 3.9%, 6/15/23

 $

 26,008

 40,000

 Alexandria Real Estate Equities, Inc., 4.6%, 4/1/22

 42,842

 35,000

 Highwoods Realty LP, 3.625%, 1/15/23

 35,652

 $

 104,502

 Health Care REIT - 0.1%

 60,000

 Healthcare Trust of America Holdings LP, 3.75%, 7/1/27

 $

 59,937

 Residential REIT - 0.1%

 50,000

 UDR, Inc., 4.0%, 10/1/25

 $

 51,810

 Specialized REIT - 0.2%

 100,000

 Uniti Group, Inc., 6.0%, 4/15/23 (144A)

 $

 103,000

 Total Real Estate

 $

 494,463

 Technology Hardware & Equipment - 0.3%

 Electronic Components - 0.1%

 41,000

 Amphenol Corp., 3.2%, 4/1/24

 $

 41,488

 Electronic Manufacturing Services - 0.2%

 100,000

 Flex, Ltd., 4.625%, 2/15/20

 $

 105,340

 Total Technology Hardware & Equipment

 $

 146,828

 Semiconductors & Semiconductor Equipment - 0.1%

 Semiconductor Equipment - 0.1%

 25,000

 Entegris, Inc., 6.0%, 4/1/22 (144A)

 $

 26,178

 Semiconductors - 0.0%+

 15,000

 Broadcom Corp., 3.625%, 1/15/24 (144A)

 $

 15,436

 Total Semiconductors & Semiconductor Equipment

 $

 41,614

 Telecommunication Services - 1.9%

 Integrated Telecommunication Services - 0.8%

 40,000

 Frontier Communications Corp., 7.125%, 1/15/23

 $

 32,700

 7,000

 Frontier Communications Corp., 8.5%, 4/15/20

 7,122

 GBP

 100,000

 Koninklijke KPN NV, 5.0%, 11/18/26

 157,633

 EUR

 125,000

 5.00

 Orange SA, Floating Rate Note (Perpetual)

 165,878

 25,000

 Unison Ground Lease Funding LLC, 2.981%, 3/16/43 (144A)

 24,540

 $

 387,873

 Wireless Telecommunication Services - 1.1%

 30,000

 Crown Castle Towers LLC, 4.883%, 8/15/20 (144A)

 $

 31,978

 200,000

 Digicel, Ltd., 6.0%, 4/15/21 (144A)

 194,400

 200,000

 MTN Mauritius Investment, Ltd., 6.5%, 10/13/26 (144A)

 208,320

 50,000

 SBA Tower Trust, 2.877%, 7/15/21 (144A)

 49,797

 50,000

 Sprint Corp., 7.25%, 9/15/21

 55,500

 $

 539,995

 Total Telecommunication Services

 $

 927,868

 Utilities - 2.5%

 Electric Utilities - 2.0%

 EUR

 100,000

 EDP Finance BV, 1.875%, 9/29/23

 $

 122,590

 100,000

 Electricite de France SA, 6.0%, 1/22/14 (144A)

 111,352

 EUR

 100,000

 4.25

 Electricite de France SA, Floating Rate Note (Perpetual)

 125,749

 200,000

 8.13

 Enel S.p.A., Floating Rate Note, 9/24/73 (144A)

 241,000

 GBP

 75,000

 innogy Finance BV, 5.625%, 12/6/23

 121,137

 85,000

 NextEra Energy Capital Holdings, Inc., 3.55%, 5/1/27

 87,910

 70,000

 Public Service Co. of New Mexico, 7.95%, 5/15/18

 73,325

 50,000

 6.25

 Southern California Edison Co., Floating Rate Note (Perpetual)

 55,750

 65,000

 Talen Energy Supply LLC, 6.5%, 6/1/25

 46,962

 10,000

 West Penn Power Co., 5.95%, 12/15/17 (144A)

 10,149

 $

 995,924

 Gas Utilities - 0.5%

 15,000

 Boston Gas Co., 3.15%, 8/1/27 (144A)

 $

 14,986

 GBP

 125,000

 Cadent Finance Plc, 2.125%, 9/22/28

 161,405

 83,420

 Nakilat, Inc., 6.267%, 12/31/33 (144A)

 96,767

 $

 273,158

 Total Utilities

 $

 1,269,082

 TOTAL CORPORATE BONDS

 (Cost $14,863,463)

 $

 15,924,880

 U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 16.4%

 48,377

 Fannie Mae, 3.0%, 1/1/47

 $

 48,701

 47,492

 Fannie Mae, 3.0%, 10/1/46

 47,592

 67,217

 Fannie Mae, 3.0%, 11/1/46

 67,358

 46,868

 Fannie Mae, 3.0%, 2/1/43

 47,208

 30,690

 Fannie Mae, 3.0%, 3/1/43

 30,912

 34,698

 Fannie Mae, 3.0%, 3/1/47

 34,771

 26,351

 Fannie Mae, 3.0%, 5/1/31

 27,171

 30,456

 Fannie Mae, 3.0%, 5/1/43

 30,724

 35,056

 Fannie Mae, 3.0%, 5/1/43

 35,298

 34,293

 Fannie Mae, 3.0%, 6/1/45

 34,498

 23,816

 Fannie Mae, 3.0%, 9/1/46

 23,866

 24,661

 Fannie Mae, 3.5%, 1/1/46

 25,406

 38,978

 Fannie Mae, 3.5%, 1/1/47

 40,227

 48,920

 Fannie Mae, 3.5%, 1/1/47

 50,642

 49,548

 Fannie Mae, 3.5%, 1/1/47

 51,047

 107,927

 Fannie Mae, 3.5%, 10/1/45

 111,373

 72,825

 Fannie Mae, 3.5%, 12/1/46

 75,028

 33,910

 Fannie Mae, 3.5%, 2/1/29

 35,359

 35,760

 Fannie Mae, 3.5%, 2/1/45

 37,022

 95,009

 Fannie Mae, 3.5%, 2/1/45

 98,492

 122,688

 Fannie Mae, 3.5%, 2/1/47

 126,398

 158,279

 Fannie Mae, 3.5%, 5/1/44

 163,616

 88,733

 Fannie Mae, 3.5%, 5/1/47

 91,416

 93,439

 Fannie Mae, 3.5%, 5/1/47

 96,265

 54,612

 Fannie Mae, 3.5%, 6/1/42

 56,528

 23,935

 Fannie Mae, 3.5%, 6/1/45

 24,699

 45,000

 Fannie Mae, 3.5%, 7/1/47

 46,361

 75,000

 Fannie Mae, 3.5%, 7/1/47

 77,268

 21,523

 Fannie Mae, 3.5%, 8/1/45

 22,174

 48,567

 Fannie Mae, 3.5%, 8/1/45

 50,036

 32,766

 Fannie Mae, 3.5%, 8/1/46

 33,757

 147,527

 Fannie Mae, 3.5%, 9/1/42

 152,553

 24,113

 Fannie Mae, 3.5%, 9/1/45

 24,964

 68,477

 Fannie Mae, 3.5%, 9/1/45

 70,912

 38,469

 Fannie Mae, 3.5%, 9/1/46

 39,633

 92,563

 Fannie Mae, 4.0%, 1/1/42

 97,803

 166,280

 Fannie Mae, 4.0%, 1/1/47

 175,216

 42,230

 Fannie Mae, 4.0%, 10/1/40

 45,193

 137,686

 Fannie Mae, 4.0%, 10/1/43

 145,724

 20,693

 Fannie Mae, 4.0%, 10/1/44

 21,806

 82,721

 Fannie Mae, 4.0%, 10/1/45

 87,128

 46,994

 Fannie Mae, 4.0%, 11/1/43

 49,971

 102,975

 Fannie Mae, 4.0%, 11/1/44

 108,506

 113,597

 Fannie Mae, 4.0%, 11/1/45

 120,809

 23,652

 Fannie Mae, 4.0%, 11/1/46

 24,912

 24,653

 Fannie Mae, 4.0%, 11/1/46

 25,967

 61,626

 Fannie Mae, 4.0%, 12/1/45

 64,901

 17,702

 Fannie Mae, 4.0%, 2/1/42

 18,700

 24,154

 Fannie Mae, 4.0%, 4/1/47

 25,547

 39,640

 Fannie Mae, 4.0%, 4/1/47

 41,744

 43,676

 Fannie Mae, 4.0%, 4/1/47

 46,194

 47,551

 Fannie Mae, 4.0%, 6/1/46

 50,081

 24,965

 Fannie Mae, 4.0%, 6/1/47

 26,288

 74,876

 Fannie Mae, 4.0%, 6/1/47

 78,842

 25,000

 Fannie Mae, 4.0%, 7/1/47

 26,324

 45,631

 Fannie Mae, 4.0%, 8/1/46

 48,064

 25,000

 Fannie Mae, 4.0%, 8/14/17 (TBA)

 26,319

 8,231

 Fannie Mae, 4.5%, 11/1/40

 8,912

 36,928

 Fannie Mae, 4.5%, 11/1/43

 39,688

 16,489

 Fannie Mae, 4.5%, 12/1/40

 17,859

 43,043

 Fannie Mae, 4.5%, 2/1/44

 46,292

 52,244

 Fannie Mae, 4.5%, 2/1/44

 56,182

 43,997

 Fannie Mae, 4.5%, 2/1/47

 47,244

 16,582

 Fannie Mae, 4.5%, 4/1/41

 17,929

 11,058

 Fannie Mae, 4.5%, 5/1/41

 12,020

 43,312

 Fannie Mae, 4.5%, 5/1/46

 46,515

 17,859

 Fannie Mae, 5.0%, 6/1/40

 19,552

 12,027

 Fannie Mae, 5.5%, 10/1/35

 13,385

 17,133

 Federal Home Loan Mortgage Corp., 3.0%, 1/1/43

 17,267

 24,754

 Federal Home Loan Mortgage Corp., 3.0%, 12/1/46

 24,819

 33,011

 Federal Home Loan Mortgage Corp., 3.0%, 2/1/43

 33,270

 70,217

 Federal Home Loan Mortgage Corp., 3.0%, 2/1/47

 70,403

 39,793

 Federal Home Loan Mortgage Corp., 3.0%, 4/1/43

 40,097

 64,488

 Federal Home Loan Mortgage Corp., 3.0%, 4/1/43

 64,995

 18,836

 Federal Home Loan Mortgage Corp., 3.0%, 5/1/43

 18,966

 15,059

 Federal Home Loan Mortgage Corp., 3.0%, 9/1/42

 15,178

 23,993

 Federal Home Loan Mortgage Corp., 3.0%, 9/1/46

 24,057

 19,571

 Federal Home Loan Mortgage Corp., 3.5%, 10/1/42

 20,280

 122,052

 Federal Home Loan Mortgage Corp., 3.5%, 11/1/45

 126,034

 72,416

 Federal Home Loan Mortgage Corp., 3.5%, 12/1/46

 75,019

 20,694

 Federal Home Loan Mortgage Corp., 3.5%, 3/1/46

 21,338

 99,401

 Federal Home Loan Mortgage Corp., 3.5%, 6/1/45

 102,998

 24,965

 Federal Home Loan Mortgage Corp., 3.5%, 6/1/47

 25,741

 86,557

 Federal Home Loan Mortgage Corp., 3.5%, 7/1/46

 89,814

 60,000

 Federal Home Loan Mortgage Corp., 3.5%, 7/1/47

 61,866

 37,023

 Federal Home Loan Mortgage Corp., 3.5%, 8/1/46

 38,298

 96,487

 Federal Home Loan Mortgage Corp., 3.5%, 8/1/46

 99,894

 120,290

 Federal Home Loan Mortgage Corp., 3.5%, 8/1/46

 124,612

 121,678

 Federal Home Loan Mortgage Corp., 4.0%, 1/1/44

 128,305

 23,241

 Federal Home Loan Mortgage Corp., 4.0%, 1/1/46

 24,491

 13,779

 Federal Home Loan Mortgage Corp., 4.0%, 12/1/44

 14,520

 35,935

 Federal Home Loan Mortgage Corp., 4.0%, 2/1/44

 38,078

 38,308

 Federal Home Loan Mortgage Corp., 4.0%, 2/1/46

 40,368

 24,871

 Federal Home Loan Mortgage Corp., 4.0%, 4/1/47

 26,318

 24,886

 Federal Home Loan Mortgage Corp., 4.0%, 4/1/47

 26,333

 49,255

 Federal Home Loan Mortgage Corp., 4.0%, 4/1/47

 51,905

 49,686

 Federal Home Loan Mortgage Corp., 4.0%, 4/1/47

 52,575

 117,112

 Federal Home Loan Mortgage Corp., 4.0%, 4/1/47

 123,411

 210,682

 Federal Home Loan Mortgage Corp., 4.0%, 5/1/44

 222,014

 123,336

 Federal Home Loan Mortgage Corp., 4.0%, 5/1/47

 129,970

 82,502

 Federal Home Loan Mortgage Corp., 4.5%, 5/1/47

 88,566

 47,273

 Federal Home Loan Mortgage Corp., 4.5%, 6/1/41

 50,890

 29,617

 Federal Home Loan Mortgage Corp., 5.0%, 10/1/38

 32,518

 7,438

 Federal Home Loan Mortgage Corp., 5.0%, 12/1/39

 8,218

 4,630

 Federal Home Loan Mortgage Corp., 5.0%, 5/1/39

 5,108

 25,477

 Federal Home Loan Mortgage Corp., 5.0%, 9/1/38

 27,984

 18,306

 Federal Home Loan Mortgage Corp., 6.0%, 8/1/37

 20,733

 16,201

 Federal Home Loan Mortgage Corp., 6.5%, 1/1/38

 18,576

 37,364

 Federal Home Loan Mortgage Corp., 6.5%, 4/1/38

 41,974

 26,744

 Federal National Mortgage Association, 3.5%, 7/1/46

 27,553

 43,875

 Federal National Mortgage Association, 5.0%, 8/1/31

 48,166

 10,610

 Government National Mortgage Association I, 3.5%, 10/15/42

 11,072

 63,288

 Government National Mortgage Association I, 3.5%, 11/15/41

 65,924

 35,373

 Government National Mortgage Association I, 3.5%, 8/15/46

 36,789

 45,928

 Government National Mortgage Association I, 4.0%, 4/15/45

 48,374

 67,594

 Government National Mortgage Association I, 4.0%, 6/15/45

 71,153

 31,852

 Government National Mortgage Association I, 4.5%, 1/15/40

 34,756

 12,863

 Government National Mortgage Association I, 4.5%, 10/15/40

 13,866

 24,125

 Government National Mortgage Association I, 4.5%, 7/15/41

 26,153

 25,878

 Government National Mortgage Association I, 4.5%, 9/15/40

 28,129

 37,833

 Government National Mortgage Association II, 3.0%, 9/20/46

 38,416

 121,875

 Government National Mortgage Association II, 3.5%, 1/20/47

 126,744

 117,321

 Government National Mortgage Association II, 3.5%, 11/20/46

 122,004

 115,885

 Government National Mortgage Association II, 4.0%, 1/20/47

 122,113

 166,997

 Government National Mortgage Association II, 4.0%, 3/20/47

 175,968

 112,145

 Government National Mortgage Association II, 4.5%, 1/20/47

 119,245

 25,106

 Government National Mortgage Association II, 4.5%, 10/20/44

 26,695

 54,121

 Government National Mortgage Association II, 4.5%, 11/20/44

 57,548

 88,774

 Government National Mortgage Association II, 4.5%, 4/20/47

 94,480

 37,276

 Government National Mortgage Association II, 4.5%, 9/20/41

 39,918

 250,000

 U.S. Treasury Bills, 8/10/17 (c)

 249,941

 426,109

 U.S. Treasury Inflation Indexed Bonds, 0.75%, 2/15/45

 398,666

 232,396

 U.S. Treasury Inflation Indexed Bonds, 1.0%, 2/15/46

 231,400

 $

 8,193,766

 TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS

 (Cost $8,140,141)

 $

 8,193,766

 FOREIGN GOVERNMENT BONDS - 37.4%

 408,000

 Africa Finance Corp., 4.375%, 4/29/20 (144A)

 $

 419,220

 100,000

 Argentine Republic Government International Bond, 6.875%, 1/26/27

 102,800

 300,000

 Argentine Republic Government International Bond, 7.5%, 4/22/26

 322,950

 AUD

 1,725,000

 Australia Government Bond, 4.75%, 4/21/27

 1,628,172

 EUR

 50,000

 Austria Government Bond, 4.15%, 3/15/37 (144A) (144A)

 89,091

 200,000

 Bahrain Government International Bond, 7.0%, 10/12/28 (144A)

 205,549

 228,000

 Brazil Minas SPE via State of Minas Gerais, 5.333%, 2/15/28 (144A)

 226,860

 CAD

 1,500,000

 Canadian Government Bond, 1.75%, 9/1/19

 1,214,764

 CAD

 1,500,000

 Canadian Government Bond, 2.25%, 6/1/25

 1,231,093

 250,000

 City of Buenos Aires Argentina, 7.5%, 6/1/27 (144A)

 266,250

 220,000

 Egypt Government International Bond, 7.5%, 1/31/27 (144A)

 236,430

 EGP

 10,750,000

 Egypt Treasury Bills, 3/6/18 (c)

 534,664

 EGP

 4,700,000

 Egypt Treasury Bills, 5/15/18 (c)

 225,878

 118,421

 6.93

 EP PetroEcuador via Noble Sovereign Funding I, Ltd., Floating Rate Note, 9/24/19

 119,013

 400,000

 Gabon Government International Bond, 6.375%, 12/12/24 (144A)

 390,448

 GHS

 700,000

 Ghana Government Bond, 21.5%, 3/9/20

 168,939

 GHS

 219,000

 Ghana Government Bond, 24.5%, 4/22/19

 53,899

 GHS

 192,000

 Ghana Government Bond, 24.75%, 7/19/21

 51,190

 140,000

 Hazine Mustesarligi Varlik Kiralama AS, 5.004%, 4/6/23 (144A)

 143,759

 315,000

 Honduras Government International Bond, 6.25%, 1/19/27 (144A)

 331,405

 EUR

 100,000

 Ivory Coast Government International Bond, 5.125%, 6/15/25 (144A)

 120,612

 415,000

 Ivory Coast Government International Bond, 6.375%, 3/3/28 (144A)

 425,375

 JPY

 120,000,000

 Japan Government Ten Year Bond, 0.1%, 9/20/26

 1,092,860

 JPY

 50,000,000

 Japan Government Ten Year Bond, 1.0%, 12/20/21

 474,611

 JPY

 50,000,000

 Japan Government Twenty Year Bond, 1.5%, 3/20/19

 465,441

 MXN

 3,830,000

 Mexican Bonos, 4.75%, 6/14/18

 210,938

 MXN

 2,400,000

 Mexican Bonos, 6.5%, 6/9/22

 133,365

 MXN

 300,000

 Mexican Bonos, 7.5%, 6/3/27

 17,614

 MXN

 3,312,056

 Mexican Udibonos, 2.0%, 6/9/22

 176,496

 419,000

 Namibia International Bonds, 5.25%, 10/29/25 (144A)

 432,178

 NZD

 2,125,000

 New Zealand Government Bond, 5.5%, 4/15/23

 1,840,520

 NOK

 4,000,000

 Norway Government Bond, 2.0%, 5/24/23

 529,350

 NOK

 5,500,000

 Norway Government Bond, 4.5%, 5/22/19

 747,090

 200,000

 Oman Government International Bond, 5.375%, 3/8/27 (144A)

 207,000

 300,000

 Provincia de Buenos Aires Argentina, 9.125%, 3/16/24 (144A)

 333,600

 300,000

 Provincia de Buenos Aires Argentina, 9.95%, 6/9/21 (144A)

 339,954

 210,000

 Provincia de Entre Rios Argentina, 8.75%, 2/8/25 (144A)

 212,222

 200,000

 Senegal Government International Bond, 6.25%, 5/23/33 (144A)

 205,500

 200,000

 Sri Lanka Government International Bond, 6.2%, 5/11/27 (144A)

 206,001

 SEK

 2,300,000

 Sweden Government Bond, 2.5%, 5/12/25

 327,230

 200,000

 Turkey Government International Bond, 6.0%, 3/25/27

 215,347

 GBP

 435,000

 United Kingdom Gilt, 1.75%, 7/22/19

 590,753

 GBP

 450,000

 United Kingdom Gilt, 3.5%, 1/22/45

 796,411

 GBP

 150,000

 United Kingdom Gilt, 4.25%, 9/7/39

 283,846

 GBP

 150,000

 United Kingdom Gilt, 8.75%, 8/25/17

 199,077

 UYU

 2,910,000

 Uruguay Government International Bond, 9.875%, 6/20/22 (144A)

 109,360

 $

 18,655,125

 TOTAL FOREIGN GOVERNMENT BONDS

 (Cost $18,433,333)

 $

 18,655,125

 MUNICIPAL BONDS - 0.9% (f)

 Municipal General - 0.3%

 70,000

 JobsOhio Beverage System, 3.985%, 1/1/29

 $

 74,960

 20,000

 JobsOhio Beverage System, 4.532%, 1/1/35

 21,897

 30,000

 Virginia Commonwealth Transportation Board, 4.0%, 5/15/31

 32,462

 30,000

 Virginia Commonwealth Transportation Board, 4.0%, 5/15/32

 32,268

 $

 161,587

 Higher Municipal Education - 0.3%

 25,000

 Baylor University, 4.313%, 3/1/42

 $

 26,257

 25,000

 California Educational Facilities Authority, 5.0%, 6/1/46

 33,835

 15,000

 Massachusetts Development Finance Agency, Harvard University-Series A, 5.0%, 7/15/40

 19,803

 50,000

 University of Virginia, Green Bond Series A, 5.0%, 4/1/45

 58,064

 $

 137,959

 Municipal School District - 0.1%

 25,000

 Frisco Independent School District, 4.0%, 8/15/40

 $

 26,536

 25,000

 Frisco Independent School District, 4.0%, 8/15/45

 26,399

 $

 52,935

 Municipal Obligation - 0.2%

 50,000

 State of Texas, 4.0%, 10/1/44

 $

 52,772

 50,000

 State of Washington, 5.0%, 7/1/30

 58,988

 $

 111,760

 TOTAL MUNICIPAL BONDS

 (Cost $448,545)

 $

 464,241

 SENIOR FLOATING RATE LOAN INTERESTS - 2.4%**

 Materials - 0.1%

 Steel - 0.1%

 49,750

 4.79

 Zekelman Industries, Inc., Term Loan, 6/8/21

 $

 50,216

 Total Materials

 $

 50,216

 Capital Goods - 0.2%

 Aerospace & Defense - 0.1%

 50,000

 2.75

 MacDonald, Dettwiler and Associates, Ltd., Term Loan B, 7/6/24

 $

 50,047

 Industrial Conglomerates - 0.1%

 49,750

 4.23

 Milacron LLC, Term B Loan, 9/25/23

 $

 50,123

 Total Capital Goods

 $

 100,170

 Automobiles & Components - 0.2%

 Auto Parts & Equipment - 0.2%

 49,500

 3.49

 American Axle & Manufacturing, Inc., Tranche B Term Loan, 3/9/24

 $

 49,495

 49,516

 6.05

 Electrical Components International, Inc., Loan, 4/17/21

 49,919

 $

 99,414

 Total Automobiles & Components

 $

 99,414

 Consumer Durables & Apparel - 0.1%

 Footwear - 0.1%

 49,875

 3.23

 Regal Cinemas Corp., New Term Loan, 4/1/22

 $

 50,074

 Total Consumer Durables & Apparel

 $

 50,074

 Consumer Services - 0.1%

 Specialized Consumer Services - 0.1%

 49,749

 5.05

 KUEHG Corp., Term B-2 Loan, 8/13/22

 $

 50,091

 Total Consumer Services

 $

 50,091

 Media - 0.1%

 Cable & Satellite - 0.1%

 50,000

 3.98

 UPC Financing Partnership, Facility AP, 4/15/25

 $

 50,319

 Total Media

 $

 50,319

 Retailing - 0.1%

 Automotive Retail - 0.1%

 49,750

 4.97

 CWGS Group LLC, Term Loan, 11/3/23

 $

 50,216

 Total Retailing

 $

 50,216

 Food, Beverage & Tobacco - 0.1%

 Packaged Foods & Meats - 0.1%

 24,875

 6.73

 Give and Go Prepared Foods Corp., Term Loan (First Lien), 7/12/23

 $

 25,061

 Total Food, Beverage & Tobacco

 $

 25,061

 Household & Personal Products - 0.2%

 Personal Products - 0.2%

 99,749

 4.73

 Revlon Consumer Products Corp., Initial Term B Loan, 7/22/23

 $

 90,771

 Total Household & Personal Products

 $

 90,771

 Health Care Equipment & Services - 0.1%

 Health Care Facilities - 0.1%

 49,239

 4.81

 Kindred Healthcare, Inc., Tranche B Loan (First Lien), 4/10/21

 $

 49,342

 Health Care Technology - 0.0%+

 24,938

 3.98

 Change Healthcare Holdings LLC, Closing Date Term Loan, 2/3/24

 $

 25,097

 Total Health Care Equipment & Services

 $

 74,439

 Pharmaceuticals, Biotechnology & Life Sciences - 0.3%

 Pharmaceuticals - 0.3%

 100,000

 5.50

 Endo Luxembourg Finance Co., Inc., S.a r.l., Initial Term Loan, 4/12/24

 $

 101,652

 50,000

 3.30

 RPI Finance Trust, Initial Term Loan B-6, 3/17/23

 50,293

 $

 151,945

 Total Pharmaceuticals, Biotechnology & Life Sciences

 $

 151,945

 Diversified Financials - 0.1%

 Specialized Finance - 0.1%

 49,771

 3.51

 Restaurant Brands, Inc., 1st Lien Term Loan B, 2/17/24

 $

 49,781

 Total Diversified Financials

 $

 49,781

 Software & Services - 0.2%

 Internet Software & Services - 0.0%+

 24,938

 4.17

 Rackspace Hosting, Inc., 2017 Refinancing Term B Loan (First Lien), 11/3/23

 $

 25,081

 IT Consulting & Other Services - 0.1%

 24,973

 3.73

 Go Daddy Operating Co LLC, Initial Term Loan, 2/6/24

 $

 25,100

 Systems Software - 0.1%

 6,000

 3.98

 MA FinanceCo., LLC (a.k.a. Micro Focus International Plc), Tranche B-3 Term Loan, 4/18/24

 $

 6,007

 44,000

 4.03

 Seattle SpinCo, Inc. (a.k.a. Micro Focus International Plc), Initial Term Loan, 4/18/24

 44,050

 $

 50,057

 Total Software & Services

 $

 100,238

 Telecommunication Services - 0.3%

 Integrated Telecommunication Services - 0.2%

 100,000

 2.75

 CenturyLink, Inc., Initial Term B Loan, 1/31/25

 $

 98,789

 Wireless Telecommunication Services - 0.1%

 49,875

 3.75

 Sprint Communications, Inc., Initial Term Loan, 2/2/24

 $

 50,088

 Total Telecommunication Services

 $

 148,877

 Real Estate - 0.2%

 Retail REIT - 0.2%

 99,241

 4.56

 DTZ US Borrower LLC, 2015-1 Additional Term Loan (First Lien), 11/4/21

 $

 99,749

 Total Real Estate

 $

 99,749

 TOTAL SENIOR FLOATING RATE LOAN INTERESTS

 (Cost $1,187,602)

 $

 1,191,361

 Shares

 CLOSED END FUND - 2.1%

 Insurance - 2.1%

 Property & Casualty Insurance - 2.1%

 96,371

 Pioneer ILS Interval Fund (g)

 $

 1,021,537

 TOTAL CLOSED END FUND

 (Cost $1,008,626)

 $

 1,021,537

 TOTAL INVESTMENT IN SECURITIES - 97.0%

 (Cost $47,011,638) (a)

 $

 48,392,223

 OTHER ASSETS & LIABILITIES - 3.0%

 $

 1,478,249

 TOTAL NET ASSETS - 100.0%

 $

 49,870,472

 +

 Amount rounds to less than 0.1%.

 (TBA)

 To be announced securities

 (Perpetual)

 Security with no stated maturity date.

 (Step)

 Bond issued with an initial coupon rate which converts to a higher rate at a later date.

 REIT

 Real Estate Investment Trust.

 REMICS

 Real Estate Mortgage Investment Conduits.

 (Cat Bond)

 Catastrophe or event linked bond.  At July 31, 2017 the value of these securities amounted to $239,027 or 0.5% of total net assets.

 (144A)

Security is exempt from registration under Rule 144A of the Securities Act of 1933.  Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration.  At July 31, 2017, the value of these securities amounted to $9,651,536 or 19.4% of total net assets.

 **

Senior floating rate loan interests in which the Fund invests generally pay interest at rates that are periodically redetermined by reference to a base lending rate plus a premium.

These base lending rates are generally (i) the lending rate offered by one or more major

European banks, such as LIBOR (London InterBank Offered Rate), (ii) the prime rate offered by one or more major U.S. banks, (iii) the certificate of deposit or (iv) other base lending rates used by commercial lenders. The rate shown is the coupon rate at period end.

 (a)

 At July 31, 2017, the net unrealized appreciation on investments based on cost for federal income tax purposes of $47,011,638 was as follows:

 Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost

 $

              2,041,228

 Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value

               (660,643)

 Net unrealized appreciation

 $

              1,380,585

 (b)

 Debt obligation with a variable interest rate. Rate shown is rate at period end.

 (c)

 Security issued with a zero coupon. Income is earned through accretion of discount.

 (d)

 Structured reinsurance investment. At July 31, 2017, the value of these securities amounted to $145,965 or 0.3% of total net assets.

 (e)

 Rate to be determined.

 (f)

 Consists of Revenue Bonds unless otherwise indicated.

 (g)

 Affiliated funds managed by Pioneer Investment Management, Inc.

 (h)

 Distributions of investments by country of domicile (excluding temporary cash investments) as a percentage of total investment in securities, is as follows:

 United States

 43.0%

 United Kingdom

 8.0%

 Canada

 5.9%

 Japan

 4.2%

 New Zealand

 3.8%

 Australia

 3.6%

 Argentina

 3.2%

 Netherlands

 2.8%

 Norway

 2.6%

 Egypt

 2.0%

 France

 1.9%

 Luxembourg

 1.9%

 Mexico

 1.4%

 Nigeria

 1.3%

 Cayman Islands

 1.1%

 Cote D'Ivoire

 1.1%

 Turkey

 1.1%

 Other (individually less than 1%)

 11.1%

 100.0%

 (i)

 Principal amounts are denominated in U.S. Dollars unless otherwise noted:

 ARS

 Argentine Peso

 AUD

 Austrialian Dollar

 CAD

 Canadian Dollar

 EGP

 Egyptian Pound

 EUR

 Euro

 GBP

 British Pound Sterling

 GHS

 Ghanian Cedis

 IDR

 Indonesian Rupiah

 INR

 Indian Rupee

 JPY

 Japanese Yen

 MXN

 Mexican Peso

 NOK

 Norwegian Krone

 NZD

 New Zealand Dollar

 SEK

 Swedish Krona

 UYU

 Uruguyan Peso

 CENTRALLY CLEARED CREDIT DEFAULT SWAP AGREEMENT - SELL PROTECTION

 Notional Principal ($) (1)

 Exchange

 Obligation Entity/Index

 Coupon

 Credit Rating (2)

 Expiration Date

 Premiums Paid

 Unrealized Appreciation

                   339,793

 Chicago Mercantile Exchange

 Markit CDX North America High Yield Index

 5.00%

 B+

 12/20/19

  $           18,439

  $             6,638

 CREDIT DEFAULT SWAP AGREEMENT - SELL PROTECTION

 Notional Principal ($) (1)

 Counterparty

 Obligation Entity/Index

 Coupon

 Credit Rating (2)

 Expiration Date

 Premiums (Received)

 Unrealized Appreciation

                     50,000

 Morgan Stanley Capital Services LLC

 Diamond Offshore Drill Inc.

 1.00%

 BBB+

 12/20/19

  $           (1,873)

  $               820

                                   (1)

 The notional amount is the maximum amount that a seller of credit protection would be obligated to pay upon occurrence of a credit event.

                                   (2)

 Based on Standard & Poor's rating of the issuer or the weighted average of all the underlying securities in the index.

 Various inputs are used in determining the value of the Fund's investments.  These inputs are summarized in the three broad levels listed below.

 Level 1 – quoted prices in active markets for identical securities

 Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)  See Notes to Financial Statements — Note 1A.

 Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)  See Notes to Financial Statements — Note 1A.

 The following is a summary of the inputs used as of July 31, 2017, in valuing the Fund’s assets:

 Level 1

 Level 2

 Level 3

 Total

 Convertible Corporate Bonds

$
-

$
174,194

$
-

$
174,194

 Preferred Stocks

6,133

-

-

6,133

 Convertible Preferred Stock

248,124

-

-

248,124

 Asset Backed Securities

-

310,926

-

310,926

 Collateralized Mortgage Obligations

-

2,201,936

-

2,201,936

 Corporate Bonds

   Insurance

     Reinsurance

-

239,027

145,965

384,992

   All Other Corporate Bonds

-

15,539,888

-

15,539,888

 U.S. Government and Agency Obligations

-

8,193,766

-

8,193,766

 Foreign Government Bonds

-

18,655,125

-

18,655,125

 Municipal Bonds

-

464,241

-

464,241

 Senior Floating Rate Loan Interests

-

1,191,361

-

1,191,361

 Closed-End Fund

-

1,021,537

-

1,021,537

 Total

$
254,257

$
47,992,001

$
145,965

$
48,392,223

 Other Financial Instruments

 Unrealized appreciation on futures contracts

$
37,112

$
-

$
-

$
37,112

 Unrealized depreciation on futures contracts

(71,237
)

-

-

(71,237
)

 Unrealized appreciation on forward foreign currency contracts

-

380,393

-

380,393

 Unrealized depreciation on forward foreign currency contracts

-

(239,644
)

-

(239,644
)

 Unrealized appreciation on centrally cleared swap contract

-

6,638

-

6,638

 Unrealized depreciation on credit default swap contract

-

820

-

820

 Total Other Financial Instruments

$
(34,125
)

$
148,207

$
-

$
114,082

 The following is a reconciliation of assets valued using significant unobservable inputs (Level 3):

 Corporate Bonds

 Balance as of 10/31/16

$
126,790

 Realized gain (loss)1

-

 Change in unrealized appreciation (depreciation)2

(746
)

 Purchases

110,000

 Sales

(90,079
)

 Changes between level 3*

-

 Balance as of 7/31/17

$
145,965

1

 Realized gain (loss) on these securities is included in the net realized gain (loss) from investments in the Statement of Operations.

2

 Unrealized appreciation (depreciation) on these securities is included in the change in unrealized appreciation (depreciation) on investments in the Statement of Operations.

*

 Transfers are calculated on the beginning of period values.  During the period ended

 July 31, 2017, there were no transfers between Levels 1, 2 and 3.

 Net change in unrealized appreciation (depreciation) of investments still held as of 7/31/17

$
(285
)

 Pioneer Global High Yield Fund

 Schedule of Investments 7/31/17 (unaudited)

 Principal Amount ($) (l)

 Floating

 Rate (b)

 Value

 CONVERTIBLE CORPORATE BONDS - 1.9%

 Energy - 0.4%

 Oil & Gas Exploration & Production - 0.2%

 1,785,000

 Whiting Petroleum Corp., 1.25%, 4/1/20

 $

 1,540,678

 Oil & Gas Storage & Transportation - 0.2%

 1,375,000

 Golar LNG, Ltd., 2.75%, 2/15/22 (144A)

 $

 1,332,031

 Total Energy

 $

 2,872,709

 Materials - 0.2%

 Construction Materials - 0.2%

 850,000

 Cemex SAB de CV, 3.72%, 3/15/20

 $

 988,656

 Steel - 0.0% †

 EUR

 276,548

 New World Resources NV, 4.0%, 10/7/20 (144A) (4.0% cash, 8.0% PIK) (PIK)

 $

 33

 Total Materials

 $

 988,689

 Capital Goods - 0.1%

 Electrical Components & Equipment - 0.1%

 625,000

 General Cable Corp., 4.5%, 11/15/29 (Step)

 $

 550,781

 Total Capital Goods

 $

 550,781

 Media - 0.4%

 Cable & Satellite - 0.4%

 2,148,000

 DISH Network Corp., 2.375%, 3/15/24 (144A)

 $

 2,292,990

 Total Media

 $

 2,292,990

 Health Care Equipment & Services - 0.1%

 Health Care Equipment - 0.1%

 575,000

 Wright Medical Group, Inc., 2.0%, 2/15/20

 $

 627,109

 Total Health Care Equipment & Services

 $

 627,109

 Pharmaceuticals, Biotechnology & Life Sciences - 0.0% †

 Pharmaceuticals - 0.0% †

 300,000

 Jazz Investments I, Ltd., 1.875%, 8/15/21

 $

 327,375

 Total Pharmaceuticals, Biotechnology & Life Sciences

 $

 327,375

 Software & Services - 0.7%

 Internet Software & Services - 0.5%

 1,590,000

 WebMD Health Corp., 1.5%, 12/1/20

 $

 2,196,188

 790,000

 WebMD Health Corp., 2.625%, 6/15/23

 789,012

 $

 2,985,200

 Application Software - 0.2%

 1,258,000

 Citrix Systems, Inc., 0.5%, 4/15/19

 $

 1,496,234

 Total Software & Services

 $

 4,481,434

 Semiconductors & Semiconductor Equipment - 0.0% †

 Semiconductors - 0.0% †

 2,393,896

 LDK Solar Co, Ltd., 5.535%, 12/31/18, (5.535% cash, 5.535% PIK) (PIK) (d)

 $

 3,112

 Total Semiconductors & Semiconductor Equipment

 $

 3,112

 TOTAL CONVERTIBLE CORPORATE BONDS

 (Cost $12,925,258)

 $

 12,144,199

 PREFERRED STOCKS - 0.6%

 Transportation - 0.2%

 Air Freight & Logistics - 0.2%

 3,428

 CEVA Group Plc, 12/31/14 (c) *

 $

 1,062,733

 Total Transportation

 $

 1,062,733

 Diversified Financials - 0.4%

 Consumer Finance - 0.4%

 96,924

 6.82

 GMAC Capital Trust I, Floating Rate Note, 2/15/40

 $

 2,573,332

 Total Diversified Financials

 $

 2,573,332

 TOTAL PREFERRED STOCKS

 (Cost $5,735,375)

 $

 3,636,065

 CONVERTIBLE PREFERRED STOCKS - 0.5%

 Banks - 0.5%

 Diversified Banks - 0.5%

 2,650

 Bank of America Corp., 7.25%, (Perpetual)

 $

 3,439,700

 Total Banks

 $

 3,439,700

 TOTAL CONVERTIBLE PREFERRED STOCKS

 (Cost $3,204,960)

 $

 3,439,700

 Shares

 COMMON STOCKS - 0.5%

 Energy - 0.3%

 Oil & Gas Exploration & Production - 0.3%

 5,735,146

 Ascent CNR Corp. Class A

 $

 745,569

 39,631

 Frontera Energy Corp.

 1,093,816

 1,046

 Midstates Petroleum Co, Inc.

 14,832

 203

 SilverBow Resources, Inc.

 5,081

 $

 1,859,298

 Coal & Consumable Fuels - 0.0% †

 49

 Alpha Natural Resources Holdings, Inc.

 $

 208

 37

 Contura Energy, Inc.

 2,568

 $

 2,776

 Total Energy

 $

 1,862,074

 Materials - 0.0% †

 Steel - 0.0% †

 49

 ANR, Inc. (Class C)

 $

 588

 Total Materials

 $

 588

 Capital Goods - 0.0% †

 Construction & Engineering - 0.0% †

 530,321

 Abengoa SA

 $

 21,959

 5,483,653

 Abengoa SA

 84,337

 $

 106,296

 Industrial Machinery - 0.0% †

 156,027

 Liberty Tire Recycling LLC (e)

 $

 1,560

 Total Capital Goods

 $

 107,856

 Transportation - 0.1%

 Air Freight & Logistics - 0.1%

 1,584

 CEVA Group Plc *

 $

 451,340

 Total Transportation

 $

 451,340

 Automobiles & Components - 0.1%

 Automobile Manufacturers - 0.1%

 41,820

 Ford Motor Co.

 $

 469,220

 Total Automobiles & Components

 $

 469,220

 Consumer Durables & Apparel - 0.0% †

 Homebuilding - 0.0% †

 1,443,476

 Desarrolladora Homex SAB de CV *

 $

 85,914

 $

 85,914

 Total Consumer Durables & Apparel

 $

 85,914

 Food, Beverage & Tobacco - 0.0% †

 Distillers & Vintners - 0.0% †

 18,811

 Marie Brizard Wine & Spirits SA *

 $

 327,139

 Total Food, Beverage & Tobacco

 $

 327,139

 TOTAL COMMON STOCKS

 (Cost $14,878,027)

 $

 3,304,131

 Principal Amount ($) (l)

 ASSET BACKED SECURITIES - 0.1%

 Banks - 0.1%

 Thrifts & Mortgage Finance - 0.1%

 450,000

 InSite Issuer LLC Class C Series 16-1A, 7.5%, 11/15/46

 $

 463,990

 Total Banks

 $

 463,990

 TOTAL ASSET BACKED SECURITIES

 (Cost $450,000)

 $

 463,990

 COLLATERALIZED MORTGAGE OBLIGATIONS - 1.1%

 Banks - 1.1%

 Thrifts & Mortgage Finance - 1.1%

 630,000

 1.41

 BAMLL Commercial Mortgage Securities Trust 2016-FR14 REMICS, Floating Rate Note, 2/27/48 (144A)

 $

 546,525

 1,500,000

 5.89

 Banc of America Commercial Mortgage Trust 2007-4, Floating Rate Note, 2/10/51 (144A)

 1,496,164

 1,500,000

 3.21

 Citigroup Commercial Mortgage Trust 2014-GC23 REMICS, Floating Rate Note, 7/12/47 (144A)

 962,094

 1,480,000

 5.89

 COBALT CMBS Commercial Mortgage Trust 2007-C3, Floating Rate Note, 5/15/46

 1,477,163

 455,000

 5.89

 COBALT CMBS Commercial Mortgage Trust 2007-C3, Floating Rate Note, 5/15/46

 322,231

 22,065

 5.78

 COMM 2007-C9 Mortgage Trust, Floating Rate Note, 12/10/49 (144A)

 22,039

 750,000

 5.23

 COMM 2014-FL5 Mortgage Trust REMICS, Floating Rate Note, 10/15/31 (144A)

 709,786

 343,688

 Homeowner Assistance Program Reverse Mortgage Loan Trust 2013-RM1, 4.0%, 5/26/53 (144A)

 342,141

 500,000

 3.95

 JPMBB Commercial Mortgage Securities Trust 2014-C25 REMICS, Floating Rate Note, 11/18/47 (144A)

 403,674

 500,000

 5.86

 Wachovia Bank Commercial Mortgage Trust Series 2006-C27, Floating Rate Note, 7/15/45

 495,010

 $

 6,776,827

 Total Banks

 $

 6,776,827

 TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS

 (Cost $6,817,478)

 $

 6,776,827

 CORPORATE BONDS - 78.6%

 Energy - 13.0%

 Oil & Gas Drilling - 0.5%

 2,306,000

 Rowan Companies, Inc., 5.4%, 12/1/42

 $

 1,671,850

 417,000

 Rowan Companies, Inc., 5.85%, 1/15/44

 317,912

 870,000

 Trinidad Drilling, Ltd., 6.625%, 2/15/25 (144A)

 819,975

 $

 2,809,737

 Oil & Gas Equipment & Services - 0.3%

 1,000,000

 Archrock Partners LP, 6.0%, 10/1/22

 $

 975,000

 1,117,000

 Archrock Partners LP, 6.0%, 4/1/21

 1,105,830

 $

 2,080,830

 Integrated Oil & Gas - 2.5%

 445,000

 Ascent Resources Utica Holdings LLC, 10.0%, 4/1/22 (144A)

 $

 456,125

 1,000,000

 KazMunayGas National Co JSC, 4.4%, 4/30/23 (144A)

 1,007,038

 5,165,000

 Petrobras Global Finance BV, 5.375%, 1/27/21

 5,307,038

 1,256,000

 Petrobras Global Finance BV, 6.25%, 3/17/24

 1,309,380

 1,250,000

 Petrobras Global Finance BV, 7.375%, 1/17/27

 1,353,125

 1,600,000

 Petroleos Mexicanos, 6.5%, 3/13/27 (144A)

 1,761,600

 8,650,000

 Petroleos Mexicanos, 7.19%, 9/12/24 (144A)

 436,495

 MXN

 700,000

 4.88

 Petroleos Mexicanos, Floating Rate Note, 3/11/22 (144A)

 761,250

 2,975,000

 YPF Sociedad Anonima, 6.95, 7/21/27 (144A)

 3,007,725

 $

 15,399,776

 Oil & Gas Exploration & Production - 6.7%

 1,285,000

 Antero Resources Corp., 5%, 3/1/25

 $

 1,265,725

 475,000

 California Resources Corp., 8.0%, 12/15/22 (144A)

 302,812

 1,245,000

 Carrizo Oil & Gas, Inc., 6.25%, 4/15/23

 1,237,219

 650,000

 Chesapeake Energy Corp., 8.0%, 1/15/25 (144A)

 651,625

 220,000

 Chesapeake Energy Corp., 8.0%, 12/15/22 (144A)

 233,200

 1,105,000

 Chesapeake Energy Corp., 8.0%, 6/15/27 (144A)

 1,105,000

 2,226,000

 Cobalt International Energy, Inc., 10.75%, 12/1/21 (144A)

 2,187,045

 818,000

 Cobalt International Energy, Inc., 7.75%, 12/1/23 (144A)

 531,700

 2,385,000

 Continental Resources, Inc., 3.8%, 6/1/24

 2,206,125

 965,000

 Covey Park Energy LLC, 7.5%, 5/15/25 (144A)

 989,125

 1,730,000

 Denbury Resources, Inc., 5.5%, 5/1/22

 938,525

 850,000

 Extraction Oil & Gas , Inc., 7.375%, 5/15/24 (144A)

 876,562

 2,095,000

 GeoPark Latin America, Ltd. Agencia en Chile, 7.5%, 2/11/20 (144A)

 2,152,612

 1,380,000

 Great Western Petroleum LLC, 9.0%, 9/30/21 (144A)

 1,383,450

 1,055,000

 Gulfport Energy Corp., 6.0%, 10/15/24

 1,041,812

 2,000,000

 Gulfport Energy Corp., 6.375%, 5/15/25 (144A)

 1,997,500

 1,634,000

 Halcon Resources Corp., 12.0%, 2/15/22 (144A)

 1,960,800

 875,000

 Halcon Resources Corp., 6.75%, 2/15/25 (144A)

 892,229

 2,390,000

 Hilcorp Energy I LP, 5.0%, 12/1/24 (144A)

 2,269,305

 575,000

 MEG Energy Corp., 6.5%, 1/15/25 (144A)

 556,312

 1,860,000

 MEG Energy Corp., 7.0%, 3/31/24 (144A)

 1,529,850

 425,000

 Newfield Exploration Co., 5.625%, 7/1/24

 445,719

 3,115,000

 Nostrum Oil & Gas, 8%, 7/25/22 (144A)

 3,130,575

 1,455,000

 Novatek OAO via Novatek Finance DAC, 4.422%, 12/13/22 (144A)

 1,484,231

 1,990,000

 Oasis Petroleum, Inc., 6.875%, 3/15/22

 1,970,100

 320,000

 Parsley Energy LLC, 5.25%, 8/15/25 (144A)

 325,600

 1,460,000

 Parsley Energy LLC, 5.375%, 1/15/25 (144A)

 1,489,200

 250,000

 Parsley Energy LLC, 6.25%, 6/1/24 (144A)

 265,000

 1,520,000

 PDC Energy, Inc., 7.75%, 10/15/22

 1,588,400

 340,000

 QEP Resources, Inc., 5.25%, 5/1/23

 330,545

 1,560,000

 Rice Energy Inc., 6.25%, 5/1/22

 1,630,200

 2,727,000

 Sanchez Energy Corp., 6.125%, 1/15/23

 2,222,505

 945,000

 SM Energy Co., 6.75%, 9/15/26

 940,275

 200,000

 SM Energy Company, 6.125%, 11/15/22

 196,000

 575,000

 Whiting Petroleum Corp., 5.0%, 3/15/19

 565,656

 $

 42,892,539

 Oil & Gas Refining & Marketing - 0.6%

 1,790,000

 Calumet Specialty Products Partners LP, 6.5%, 4/15/21

 $

 1,633,375

 448,000

 EnLink Midstream Partners LP, 5.05%, 4/1/45

 427,272

 1,299,000

 EnLink Midstream Partners LP, 5.6%, 4/1/44

 1,321,764

 415,000

 PBF Holding Co LLC, 7.0%, 11/15/23

 417,075

 $

 3,799,486

 Oil & Gas Storage & Transportation - 2.4%

 2,447,000

 Cheniere Corpus Christi Holdings LLC, 5.125%, 6/30/27 (144A)

 $

 2,547,939

 1,085,000

 Energy Transfer Equity LP, 5.875%, 1/15/24

 1,169,088

 1,090,000

 Genesis Energy LP, 5.75%, 2/15/21

 1,100,900

 2,645,000

 Global Partners LP, 7.0%, 6/15/23

 2,671,450

 1,000,000

 7.29

 Golar LNG Partners LP, Floating Rate Note, 5/15/21

 995,000

 985,000

 Holly Energy Partners LP, 6.0%, 8/1/24 (144A)

 1,025,631

 966,000

 NGPL Pipe Co LLC, 4.375% 8/15/22 (144A)

 993,772

 500,000

 Sabine Pass Liquefaction LLC, 5.0%, 3/15/27

 535,455

 710,000

 Sabine Pass Liquefaction LLC, 5.875%, 6/30/26

 798,222

 2,150,000

 Targa Resources Partners LP, 4.25%, 11/15/23

 2,117,750

 1,375,000

 The Williams Companies, Inc., 4.55%, 6/24/24

 1,424,844

 $

 15,380,051

 Total Energy

 $

 82,362,419

 Materials - 7.9%

 Commodity Chemicals - 0.3%

 1,000,000

 Hexion, Inc., 6.625%, 4/15/20

 $

 938,750

 755,000

 Tronox Finance LLC, 7.5%, 3/15/22 (144A)

 790,862

 $

 1,729,612

 Diversified Chemicals - 1.7%

 EUR

 2,015,000

 Axalta Coating Systems LLC, 4.25%, 8/15/24 (144A)

 $

 2,558,813

 460,000

 Blue Cube Spinco, Inc., 9.75%, 10/15/23

 561,200

 3,365,000

 CF Industries, Inc., 3.45%, 6/1/23

 3,184,131

 EUR

 1,138,000

 Ineos Finance Plc, 4.0%, 5/1/23 (144A)

 1,398,561

 2,840,000

 Koks OAO Via Koks Finance DAC, 7.5%, 5/4/22 (144A)

 2,926,495

 $

 10,629,200

 Construction Materials - 0.2%

 EUR

 1,200,000

 Cemex SAB de CV, 4.75%, 1/11/22 (144A)

 $

 1,476,446

 Metal & Glass Containers - 0.9%

 EUR

 700,000

 ARD Finance SA, 6.625%, 9/15/23 (PIK)

 $

 885,442

 700,000

 ARD Finance SA, 7.125%, 9/15/23 (PIK)

 751,912

 590,000

 Ardagh Packaging Finance Plc, 4.625%, 5/15/23 (144A)

 603,275

 EUR

 410,000

 Ardagh Packaging Finance Plc, 6.75%, 5/15/24 (144A)

 544,086

 630,000

 Ardagh Packaging Finance Plc, 7.25%, 5/15/24 (144A)

 695,362

 EUR

 725,000

 Horizon Holdings I SAS, 7.25%, 8/1/23 (144A)

 915,607

 EUR

 950,000

 Verallia Packaging SASU, 5.125%, 8/1/22 (144A)

 1,191,331

 $

 5,587,015

 Aluminum - 0.6%

 680,000

 Constellium NV, 7.875%, 4/1/21 (144A)

 $

 725,900

 3,025,000

 Rusal Capital DAC, 5.125%, 2/2/22 (144A)

 3,048,834

 $

 3,774,734

 Diversified Metals & Mining - 2.4%

 810,000

 Ausdrill Finance Pty, Ltd., 6.875%, 11/1/19 (144A)

 $

 829,238

 1,040,000

 Coeur Mining, Inc., 5.875%, 6/1/24 (144A)

 1,027,000

 1,100,000

 MMC Norilsk Nickel OJSC via MMC Finance DAC, 5.55%, 10/28/20 (144A)

 1,168,750

 860,000

 Prince Mineral Holding Corp., 11.5%, 12/15/19 (144A)

 888,896

 1,218,000

 Rain CII Carbon LLC, 7.25%, 4/1/25 (144A)

 1,266,720

 560,000

 Vale Overseas, Ltd., 6.25%, 8/10/26

 622,440

 1,150,000

 Vedanta Resources Plc, 6.375%, 7/30/22 (144A)

 1,193,125

 1,000,000

 Vedanta Resources Plc, 7.125%, 5/31/23

 1,052,500

 3,645,000

 Vedanta Resources Plc, 8.25%, 6/7/21 (144A)

 4,073,288

 2,580,000

 VM Holding SA, 5.375%, 5/4/27 (144A)

 2,676,750

 $

 14,798,707

 Copper - 0.4%

 1,605,000

 First Quantum Minerals, Ltd., 7.25%, 4/1/23 (144A)

 $

 1,653,150

 1,150,000

 Freeport-McMoRan, Inc., 3.55%, 3/1/22

 1,115,500

 $

 2,768,650

 Gold - 0.2%

 1,150,000

 Kinross Gold Corp., 4.5%, 7/15/27 (144A)

 $

 1,145,688

 Steel - 0.8%

 715,000

 ArcelorMittal, 6.125%, 6/1/25

 $

 815,994

 2,066,000

 BlueScope Steel Finance, Ltd., 6.5%, 5/15/21 (144A)

 2,179,630

 770,000

 Commercial Metals Co., 5.375%, 7/15/27

 802,725

 EUR

 101,612

 0.00

 New World Resources NV, 10/7/20 (e)

 -

 EUR

 135,483

 0.00

 New World Resources NV, 10/7/20 (e)

 -

 1,635,000

 Samarco Mineracao SA, 4.125%, 11/1/22 (144A) (d)

 956,475

 670,000

 SunCoke Energy Partners LP, 7.5%, 6/15/25 (144A)

 690,100

 $

 5,444,924

 Forest Products - 0.4%

 2,655,000

 Eldorado Intl. Finance GmbH, 8.625%, 6/16/21 (144A)

 $

 2,764,519

 Total Materials

 $

 50,119,495

 Capital Goods - 3.6%

 Aerospace & Defense - 0.7%

 EUR

 3,615,000

 TA MFG., Ltd., 3.625%, 4/15/23

 $

 4,401,696

 135,000

 Triumph Group, Inc., 5.25%, 6/1/22

 127,238

 $

 4,528,934

 Construction & Engineering - 0.2%

 1,475,000

 Amsted Industries, Inc., 5.375%, 9/15/24 (144A)

 $

 1,545,062

 Electrical Components & Equipment - 0.5%

 920,000

 Exterran Energy Solutions LP, 8.125%, 5/1/25 (144A)

 $

 961,400

 2,000,000

 General Cable Corp., 5.75%, 10/1/22

 2,050,000

 $

 3,011,400

 Industrial Conglomerates - 0.9%

 2,400,000

 Ezdan Sukuk Co, Ltd., 4.875%, 4/5/22

 $

 2,299,920

 2,980,000

 JB Poindexter & Co., Inc., 9.0%, 4/1/22 (144A)

 3,125,275

 485,000

 Park-Ohio Industries, Inc., 6.625%, 4/15/27 (144A)

 513,191

 $

 5,938,386

 Construction & Farm Machinery & Heavy Trucks - 0.3%

 EUR

 735,000

 Loxam SAS, 4.25%, 4/15/24 (144A)

 $

 926,062

 EUR

 705,000

 Loxam SAS, 6.0%, 4/15/25 (144A)

 904,077

 $

 1,830,139

 Industrial Machinery - 0.7%

 1,315,000

 Apex Tool Group LLC, 7.0%, 2/1/21 (144A)

 $

 1,232,812

 EUR

 2,365,000

 Colfax Corp., 3.25%, 5/15/25 (144A)

 2,865,203

 $

 4,098,015

 Trading Companies & Distributors - 0.3%

 1,690,000

 WESCO Distribution, Inc., 5.375%, 12/15/21

 $

 1,740,700

 Total Capital Goods

 $

 22,692,636

 Commercial Services & Supplies - 0.1%

 Environmental & Facilities Services - 0.1%

 745,000

 Clean Harbors, Inc., 5.125%, 6/1/21

 $

 759,900

 Total Commercial Services & Supplies

 $

 759,900

 Transportation - 2.4%

 Airlines - 0.8%

 860,000

 Dae FundingLLC, 5%, 8/1/24 (144A)

 $

 878,275

 1,133,804

 Guanay Finance, Ltd., 6.0%, 12/15/20 (144A)

 1,162,149

 1,585,000

 Latam Finance, Ltd., 6.875%, 4/11/24 (144A)

 1,625,418

 1,100,000

 TAM Capital 3, Inc., 8.375%, 6/3/21 (144A)

 1,127,500

 $

 4,793,342

 Marine - 0.6%

 2,100,000

 Far East Capital, Ltd. SA, 8.0%, 5/2/18 (d)

 $

 1,486,800

 2,225,000

 Navios South American Logistics, Inc., 7.25%, 5/1/22 (144A)

 2,166,594

 $

 3,653,394

 Railroads - 0.3%

 EUR

 1,325,000

 Russian Railways via RZD Capital Plc, 3.3744%, 5/20/21

 $

 1,668,930

 Trucking - 0.0% †

 2,869,372

 Inversiones Alsacia SA, 8.0%, 12/31/18 (144A) (d)

 $

 100,428

 Airport Services - 0.1%

 370,000

 Aeropuertos Argentina 2000 SA, 6.875%, 2/1/27 (144A)

 $

 384,800

 525,000

 Aeropuertos Dominicanos Siglo XXI SA, 6.75%, 3/30/29 (144A)

 564,952

 $

 949,752

 Highways & Railtracks - 0.6%

 MXN

 37,000,000

 Red de Carreteras de Occidente SAPIB de CV, 9.0%, 6/10/28 (144A)

 $

 1,990,986

 1,820,000

 Rumo Luxembourg Sarl, 7.375%, 2/9/24 (144A)

 1,892,618

 $

 3,883,604

 Total Transportation

 $

 15,049,450

 Automobiles & Components - 0.9%

 Auto Parts & Equipment - 0.9%

 2,035,000

 Dana Financing Luxembourg Sarl, 6.5%, 6/1/26 (144A)

 $

 2,179,994

 EUR

 1,350,000

 IHO Verwaltungs GmbH, 3.75%, 9/15/26 (144A) (PIK)

 1,668,972

 1,877,000

 TI Group Automotive Systems LLC, 8.75%, 7/15/23 (144A)

 1,984,928

 $

 5,833,894

 Total Automobiles & Components

 $

 5,833,894

 Consumer Durables & Apparel - 1.6%

 Homebuilding - 1.6%

 2,237,897

 Abengoa Abenewco 2 SAU, 0.25%, 3/31/23 (144A) (PIK)

 $

 248,966

 690,000

 Beazer Homes USA, Inc., 6.75%, 3/15/25

 727,088

 460,000

 Beazer Homes USA, Inc., 8.75%, 3/15/22

 513,392

 1,345,000

 KB Home, 7.0%, 12/15/21

 1,504,719

 2,079,000

 Lennar Corp., 4.75%, 11/15/22

 2,206,339

 2,200,000

 Rialto Holdings LLC, 7.0%, 12/1/18 (144A)

 2,227,500

 1,625,000

 Taylor Morrison Communities, Inc., 5.875%, 4/15/23 (144A)

 1,730,625

 1,150,000

 TRI Pointe Group, Inc., 5.25%, 6/1/27

 1,157,912

 $

 10,316,541

 Total Consumer Durables & Apparel

 $

 10,316,541

 Consumer Services - 2.9%

 Casinos & Gaming - 1.7%

 EUR

 1,870,000

 Codere Finance 2 Luxembourg SA, 6.75%, 11/1/21 (144A)

 $

 2,251,240

 EUR

 2,225,000

 Intralot Capital Luxembourg SA, 6.75%, 9/15/21 (144A)

 2,795,435

 88,554

 Mashantucket Western Pequot Tribe, 6.5%, 7/1/36 (1.0% cash, 5.50% PIK) (PIK) (d)

 886

 5,151,000

 Scientific Games International, Inc., 10.0%, 12/1/22

 5,743,365

 $

 10,790,926

 Hotels, Resorts & Cruise Lines - 0.5%

 2,960,000

 Viking Cruises, Ltd., 8.5%, 10/15/22 (144A)

 $

 3,108,000

 Specialized Consumer Services - 0.7%

 EUR

 3,585,000

 International Car Wash Group Financing Plc, 6.625%, 7/15/19 (144A)

 $

 4,262,440

 Total Consumer Services

 $

 18,161,366

 Media - 3.5%

 Advertising - 0.2%

 1,125,000

 MDC Partners, Inc., 6.5%, 5/1/24 (144A)

 $

 1,130,625

 Broadcasting - 0.8%

 1,650,000

 Gray Television, Inc., 5.125%, 10/15/24 (144A)

 $

 1,689,188

 1,970,000

 Gray Television, Inc., 5.875%, 7/15/26 (144A)

 2,038,950

 1,600,000

 Sinclair Television Group, Inc., 5.125%, 2/15/27 (144A)

 1,584,000

 $

 5,312,138

 Cable & Satellite - 1.8%

 320,000

 Altice Financing SA, 6.625%, 2/15/23 (144A)

 $

 339,000

 1,615,000

 CCO Holdings LLC, 5.75%, 2/15/26 (144A)

 1,736,125

 1,900,000

 CCO Holdings LLC, 5.125%, 5/1/27 (144A)

 1,964,125

 1,075,000

 CSC Holdings LLC, 5.5%, 4/15/27 (144A)

 1,144,875

 2,140,000

 DISH DBS Corp., 5.875%, 7/15/22

 2,329,262

 283,000

 Intelsat Connect Finance SA, 12.5%, 4/1/22 (144A)

 271,326

 595,000

 Videotron, Ltd., 5.125%, 4/15/27 (144A)

 612,850

 EUR

 2,300,000

 Ziggo Secured Finance BV, 4.25%, 1/15/27 (144A)

 2,885,068

 $

 11,282,631

 Movies & Entertainment - 0.7%

 GBP

 1,070,000

 AMC Entertainment Holdings, 6.375%, 11/15/24

 $

 1,500,220

 1,575,000

 Netflix Inc., 4.375% 11/15/26

 1,594,688

 EUR

 1,125,000

 WMG Acquisition Corp., 4.125%, 11/1/24 (144A)

 1,409,855

 $

 4,504,763

 Total Media

 $

 22,230,157

 Retailing - 1.0%

 Distributors - 0.2%

 1,250,000

 LKQ Corp., 4.75%, 5/15/23

 $

 1,265,625

 Department Stores - 0.3%

 2,050,000

 Grupo Kaltex SA de CV, 8.875%, 4/11/22 (144A)

 $

 1,824,500

 $

 1,824,500

 Specialty Stores - 0.5%

 1,030,000

 PetSmart, Inc., 5.875%, 6/1/25 (144A)

 $

 988,800

 2,285,000

 PetSmart, Inc., 7.125%, 3/15/23 (144A)

 2,067,925

 $

 3,056,725

 Total Retailing

 $

 6,146,850

 Food & Staples Retailing - 0.2%

 Food Retail - 0.2%

 1,285,000

 C&S Group Enterprises LLC, 5.375%, 7/15/22 (144A)

 $

 1,262,512

 Total Food & Staples Retailing

 $

 1,262,512

 Food, Beverage & Tobacco - 6.6%

 Agricultural Products - 0.1%

 1,625,000

 Tonon Luxembourg SA, 10.5%, 5/14/24 (144A) (d)

 $

 664,219

 Packaged Foods & Meats - 6.1%

 GBP

 1,170,000

 Boparan Finance Plc, 5.5%, 7/15/21 (144A)

 $

 1,520,866

 1,335,000

 CFG Investment SAC, 9.75%, 7/30/19 (144A) (d)

 1,269,051

 EUR

 1,353,000

 Darling Global Finance BV, 4.75%, 5/30/22 (144A)

 1,683,261

 775,000

 FAGE International SA, 5.625%, 8/15/26 (144A)

 798,250

 3,135,000

 JBS USA LUX SA, 5.75%, 6/15/25 (144A)

 3,103,650

 2,150,000

 JBS Investment Management, Ltd., 7.25%, 4/3/24

 2,090,875

 525,000

 Lamb Weston Holdings, Inc., 4.625%, 11/1/24 (144A)

 547,969

 525,000

 Lamb Weston Holdings, Inc., 4.875%, 11/1/26 (144A)

 548,840

 1,335,000

 MARB BondCo Plc, 7.0%, 3/15/24 (144A)

 1,322,718

 3,015,000

 Marfrig Holdings Europe BV, 6.875%, 6/24/19 (144A)

 3,105,450

 3,923,000

 Marfrig Holdings Europe BV, 8.0%, 6/8/23 (144A)

 4,075,016

 1,425,000

 MHP SA, 8.25%, 4/2/20 (144A)

 1,517,625

 1,960,000

 Minerva Luxembourg SA, 6.5%, 9/20/26 (144A)

 1,960,000

 6,530,000

 Minerva Luxembourg SA, 7.75%, 1/31/23 (144A)

 6,856,494

 6,000,000

 Pesquera Exalmar SAA, 7.375%, 1/31/20 (144A)

 5,445,000

 255,000

 Post Holdings, Inc., 5.5%, 3/1/25 (144A)

 269,025

 2,630,000

 Post Holdings, Inc., 6.0%, 12/15/22 (144A)

 2,781,225

 $

 38,895,315

 Tobacco - 0.4%

 535,000

 Alliance One International Inc., 8.5%, 4/15/21

 $

 560,412

 2,285,000

 Alliance One International, Inc., 9.875%, 7/15/21

 2,050,788

 $

 2,611,200

 Total Food, Beverage & Tobacco

 $

 42,170,734

 Household & Personal Products - 0.5%

 Household Cleaning Supplies - 0.3%

 EUR

 1,400,000

 Diamond BC, 5.625%, 8/15/25 (144A)

 $

 1,680,286

 Personal Products - 0.2%

 1,200,000

 Revlon Consumer Products Corp., 6.25%, 8/1/24

 $

 912,000

 Total Household & Personal Products

 $

 2,592,286

 Health Care Equipment & Services - 3.5%

 Health Care Services - 0.3%

 1,430,000

 Team Health Holdings, Inc., 6.375%, 2/1/25 (144A)

 $

 1,401,400

 820,000

 Universal Hospital Services, Inc., 7.625%, 8/15/20

 834,350

 $

 2,235,750

 Health Care Facilities - 1.4%

 495,000

 CHS, 6.25%, 3/31/23

 $

 507,375

 3,915,000

 CHS, 6.875%, 2/1/22

 3,357,112

 2,400,000

 Kindred Healthcare Inc., 6.375%, 4/15/22

 2,226,000

 1,320,000

 Kindred Healthcare, Inc., 8.0%, 1/15/20

 1,326,600

 1,175,000

 RegionalCare Hospital Partners Holdings, Inc., 8.25%, 5/1/23 (144A)

 1,263,125

 $

 8,680,212

 Managed Health Care - 1.4%

 245,000

 Centene Corp., 4.75%, 1/15/25

 $

 255,412

 1,840,000

 Centene Corp., 4.75%, 5/15/22

 1,936,600

 1,550,000

 Centene Corp., 5.625%, 2/15/21

 1,612,000

 1,500,000

 Molina Healthcare, Inc., 5.375%, 11/15/22

 1,597,500

 3,155,000

 WellCare Health Plans, Inc., 5.25%, 4/1/25

 3,344,300

 $

 8,745,812

 Health Care Technology - 0.4%

 EUR

 2,200,000

 Quintiles IMS, Inc., 3.25%, 3/15/25 (144A)

 $

 2,673,928

 Total Health Care Equipment & Services

 $

 22,335,702

 Pharmaceuticals, Biotechnology & Life Sciences - 2.0%

 Pharmaceuticals - 2.0%

 2,921,000

 Endo Finance LLC, 5.375%, 1/15/23 (144A)

 $

 2,497,455

 225,000

 Horizon Pharma Inc., 8.75% 11/1/24

 229,781

 750,000

 Horizon Pharma, Inc., 6.625%, 5/1/23

 710,625

 1,165,000

 Patheon Holdings I BV, 7.5%, 2/1/22 (144A)

 1,234,900

 EUR

 3,475,000

 Valeant Pharmaceuticals International, Inc., 4.5%, 5/15/23

 3,386,106

 EUR

 1,540,000

 Valeant Pharmaceuticals International, Inc., 4.5%, 5/15/23 (144A)

 1,500,605

 2,062,000

 Valeant Pharmaceuticals International, Inc., 5.875%, 5/15/23 (144A)

 1,773,320

 565,000

 Valeant Pharmaceuticals International, Inc., 6.5%, 3/15/22 (144A)

 596,075

 755,000

 Valeant Pharmaceuticals International, Inc., 7.0%, 3/15/24 (144A)

 804,075

 $

 12,732,942

 Total Pharmaceuticals, Biotechnology & Life Sciences

 $

 12,732,942

 Banks - 8.1%

 Diversified Banks - 6.1%

 800,000

 Access Bank Plc, 10.5%, 10/19/21 (144A)

 $

 859,472

 1,885,000

 9.25

 Access Bank Plc, Floating Rate Note, 6/24/21 (144A)

 1,880,664

 1,600,000

 Akbank TAS, 5.125%, 3/31/25

 1,575,642

 2,000,000

 8.00

 Alfa Bank AO Via Alfa Bond Issuance Plc, Floating Rate Note (Perpetual)

 2,125,048

 925,000

 9.00

 Banco do Brasil SA, Floating Rate Note (Perpetual)

 959,410

 735,000

 7.62

 Banco Mercantil del Norte SA, Floating Rate Note (Perpetual) (144A)

 773,808

 295,000

 3.80

 Banco Nacional de Comercio Exterior SNC Cayman Islands, Floating Rate Note, 8/11/26 (144A)

 293,525

 700,000

 BBVA Bancomer SA Texas, 6.75%, 9/30/22 (144A)

 794,500

 3,625,000

 7.62

 BNP Paribas SA, Floating Rate Note (Perpetual) (144A)

 4,014,688

 854,000

 6.25

 Citigroup, Inc., Floating Rate Note (Perpetual)

 959,384

 1,900,000

 5.90

 Citigroup, Inc., Floating Rate Note (Perpetual)

 2,056,997

 2,971,000

 Finansbank AS, 4.875%, 5/19/22 (144A)

 2,961,962

 1,525,000

 6.00

 HSBC Holdings Plc, Floating Rate Note (Perpetual)

 1,599,496

 1,685,000

 6.50

 ING Groep NV, Floating Rate Note, 12/29/49

 1,819,800

 EUR

 970,000

 6.38

 Lloyds Banking Group Plc, Floating Rate Note (Perpetual)

 1,243,666

 1,773,000

 8.00

 Royal Bank of Scotland Group Plc, Floating Rate Note (Perpetual)

 1,940,336

 1,570,000

 8.62

 Royal Bank of Scotland Group Plc, Floating Rate Note (Perpetual)

 1,733,877

 750,000

 Sberbank of Russia Via SB Capital SA, 5.25%, 5/23/23 (144A)

 771,638

 2,140,000

 7.38

 Societe Generale SA, Floating Rate Note (Perpetual) (144A)

 2,337,950

 700,000

 6.12

 Turkiye Garanti Bankasi AS, Floating Rate Note, 5/24/27 (144A)

 699,301

 1,840,000

 Turkiye Is Bankasi, 5.375%, 10/6/21 (144A)

 1,864,472

 1,500,000

 Turkiye Is Bankasi, 5.5%, 4/21/22 (144A)

 1,520,985

 650,000

 Turkiye Is Bankasi, 6.125%, 4/25/24 (144A)

 662,188

 1,860,000

 Turkiye Vakiflar Bankasi TAO, 5.625%, 5/30/22 (144A)

 1,881,297

 1,259,000

 8.00

 Turkiye Vakiflar Bankasi TAO, Floating Rate Note, 11/1/27 (144A)

 1,313,666

 $

 38,643,772

 Thrifts & Mortgage Finance - 0.5%

 2,615,000

 Financiera Independencia, 8%, 7/19/24 (144A)

 $

 2,621,538

 925,000

 Vnesheconombank Via VEB Finance Plc, 6.902%, 7/9/20 (144A)

 1,002,238

 $

 3,623,776

 Supranational - 1.5%

 INR

 28,480,000

 Asian Development Bank, 5.9%, 12/20/22

 443,393

 INR

 134,290,000

 Asian Development Bank, 6.2%, 10/6/26

 2,131,420

 INR

 108,160,000

 Asian Development Bank, 6.45%, 8/8/21

 1,720,807

 2,680,000

 Banque Ouest Africaine de Developpement, 5.5%, 5/6/21 (144A)

 2,833,135

 290,000

 Banque Ouest Africaine, 5%, 7/27/27 (144A)

 290,145

 ARS

 16,270,000

 European Bank for Reconstruction and Development, 2/1/19 (c)

 723,769

 INR

 42,350,000

 Inter-American Development Bank, 6.0%, 9/5/17

 658,702

 INR

 31,450,000

 International Bank for Reconstruction & Development, 5.75%, 10/28/19

 491,676

 250,000

 12.56

 International Bank for Reconstruction & Development, Floating Rate Note, 7/15/20

 250,500

 $

 9,543,547

 Total Banks

 $

 51,811,095

 Diversified Financials - 4.6%

 Specialized Finance - 2.4%

 2,387,872

 AAF Holdings LLC, 12.0%, 7/1/19 (144A) (12.0% cash, 0.0% PIK) (PIK)

 $

 2,483,387

 3,000,000

 Cantor Fitzgerald LP, 7.875%, 10/15/19 (144A)

 3,303,246

 4,870,000

 Nationstar Mortgage LLC, 6.5%, 6/1/22

 4,979,575

 1,185,000

 Nationstar Mortgage LLC, 6.5%, 7/1/21

 1,214,625

 3,300,000

 Nova Austral SA, 8.25%, 5/26/21

 3,325,479

 $

 15,306,312

 Consumer Finance - 1.3%

 150,000

 Ally Financial, Inc., 4.625%, 5/19/22

 $

 156,938

 1,953,000

 Ally Financial, Inc., 5.75%, 11/20/25

 2,089,710

 1,925,000

 Credito Real SAB de CV SOFOM ER, 7.25%, 7/20/23 (144A)

 2,026,062

 INR

 240,670,000

 International Finance Corp., 8.25%, 6/10/21

 4,038,512

 $

 8,311,222

 Investment Banking & Brokerage - 0.4%

 2,028,000

 UBS AG, 7.625%, 8/17/22

 $

 2,413,320

 Diversified Capital Markets - 0.5%

 759,000

 7.12

 Credit Suisse Group AG, Floating Rate Note (Perpetual)

 $

 831,151

 1,775,000

 7.12

 UBS Group AG, Floating Rate Note (Perpetual)

 1,943,625

 $

 2,774,776

 Total Diversified Financials

 $

 28,805,630

 Insurance - 2.4%

 Reinsurance - 2.4%

 450,000

 4.81

 Alamo Re, Ltd., Floating Rate Note, 6/7/18 (Cat Bond) (144A)

 $

 455,895

 1,300,000

 Arlington Segregated Account (Artex SAC Ltd.), Variable Rate Notes, 8/31/16 (f) (g)

 63,180

 800,000

 Berwick 2016-1 Segregated Account (Artex SAC Ltd.), Variable Rate Notes, 2/1/18 (f) (g)

 38,000

 1,000,000

 Berwick Segregated Account (Artex SAC Ltd.), Variable Rate Note, 1/22/16 (f) (g)

 30,000

 500,000

 10.21

 Caelus Re V, Ltd., Floating Rate Note, 6/5/20 (Cat Bond) (144A)

 500,200

 2,600,000

 Carnoustie 2016-N,Segregated Account (Artex SAC Ltd.), Variable Rate Notes, 11/30/20 (f) (g)

 281,320

 800,000

 Carnoustie Segregated Account (Artex SAC Ltd.), Variable Rate Notes, 11/30/21 (f) (g)

 830,880

 3,900,000

 Carnoustie Segregated Account (Artex SAC Ltd.), Variable Rate Notes, 2/19/16 (f) (g)

 79,560

 600,000

 Cypress Segregated Account (Artex SAC Ltd.), Variable Rate Notes, 1/10/18 (f) (g)

 566,820

 600,000

 Eden Re II, Ltd., 3/22/21 (f) (g)

 626,160

 2,646

 Eden Re II, Ltd., 4/23/19 (144A) (f) (g)

 57,979

 250,000

 9.13

 Galilei Re, Ltd., Floating Rate Note, 1/8/20 (Cat Bond) (144A)

 248,975

 300,000

 6.38

 Galilei Re, Ltd., Floating Rate Note, 1/8/20 (Cat Bond) (144A)

 304,020

 300,000

 7.38

 Galilei Re, Ltd., Floating Rate Note, 1/8/20 (Cat Bond) (144A)

 302,430

 300,000

 7.40

 Galilei Re, Ltd., Floating Rate Note, 1/8/21 (Cat Bond) (144A)

 304,140

 1,600,000

 Gleneagles Segregated Account (Artex SAC Ltd), Variable Rate Notes, 11/30/20 (f) (g)

 187,520

 3,500,000

 Gullane Segregated Account (Artex SAC Ltd.), Variable Rate Note 11/30/20 (f) (g)

 76,300

 800,000

 Gullane Segregated Account (Artex SAC Ltd.), Variable Rate Notes, 11/30/21 (f) (g)

 852,240

 500,000

 11.15

 Kilimanjaro II Re, Ltd., Floating Rate Note, 4/20/21 (Cat Bond) (144A)

 509,200

 300,000

 Kingsbarns Segregated Account (Artex SAC Ltd.), Variable Rate Notes, 5/15/18 (f) (g)

 286,680

 250,000

 Limestone Re, Ltd., 8/31/21 (f) (g)

 255,050

 250,000

 Limestone Re, Ltd., 8/31/21 (f) (g)

 255,050

 2,400,000

 Lorenz Re, Ltd., Variable Rate Notes, 3/31/18 (f) (g)

 41,280

 1,100,000

 Lorenz Re, Ltd., Variable Rate Notes, 3/31/19 (f) (g)

 61,600

 450,000

 Lorenz Re, Ltd., Variable Rate Notes, 3/31/20 (f) (g)

 465,975

 300,000

 Madison Re, Variable Rate Notes, 12/31/19 (f) (g)

 308,610

 490,000

 Madison Re. Variable Rate Notes, 3/31/19 (f) (g)

 31,115

 400,000

 0.00

 Northshore Re II, Ltd., Floating Rate Note, 7/6/20 (Cat Bond) (144A)

 400,560

 250,000

 Oakmont 2017, Segregated Account (Artex SAC Ltd.), Variable Rate Notes, 4/13/18 (f) (g)

 232,025

 3,900,000

 Pangaea Re, Series 2015-1, Principal at Risk Notes, 2/1/19 (f) (g)

 17,550

 1,000,000

 Pangaea Re, Series 2016-2, Principal at Risk Notes, 11/30/20 (f) (g)

 53,800

 3,500,000

 Pangaea Re., Variable Rate Notes, 2/1/20 (f) (g)

 321,650

 300,000

 Pinehurst Segregated Account (Artex SAC Ltd.), Variable Rate Notes, 1/16/18 (f) (g)

 292,680

 300,000

 Port Rush RE, Variable Rate Notes, 6/15/18 (f) (g)

 280,500

 1,300,000

 Prestwick Segregated Account (Artex SAC Ltd.), Variable Rate Notes, 7/1/16 (f) (g)

 22,100

 250,000

 0.00

 Residential Reinsurance 2016, Ltd., Floating Rate Note, 12/6/20 (Cat Bond) (144A)

 240,550

 500,000

 5.37

 Residential Reinsurance 2016, Ltd., Floating Rate Note, 12/6/23 (Cat Bond) (144A)

 494,800

 400,000

 Resilience Re, Ltd., Floating Rate Note, 4/7/18 (f) (g)

 371,720

 400,000

 Resilience Re, Ltd., Floating Rate Note, 1/9/19 (f) (g)

 400,000

 AUD

 300,000

 Rw0009 (Artex SAC Ltd.), Variable Rate Notes, 7/10/18 (f) (g)

 22,757

 5,450

 Sector Re V, Ltd., Variable Rate Notes, 12/1/20 (144A) (f) (g)

 40,679

 2,600,000

 St. Andrews Segregated Account (Artex SAC Ltd.), Variable Rate Notes, 1/22/16 (f) (g)

 51,220

 500,000

 St. Andrews Segregated Account (Artex SAC Ltd.), Variable Rate Notes, 2/1/19 (f) (g)

 527,050

 521,395

 St. Andrews Segregated Account (Artex SAC Ltd.), Variable Rate Notes, 6/1/19 (f) (g)

 527,756

 1,750,000

 St. Andrews Segregated Account (Artex SAC Ltd.), Variance Rate Notes, 2/1/18 (f) (g)

 246,050

 500,000

 Sunningdale Segregated Account (Artex SAC Ltd.), Variable Rate Notes, 1/16/18 (f) (g)

 476,350

 JPY

 98,019,477

 Tralee Segregated Account (Artex), Variable Rate Note 7/15/17 (f) (g)

 884,394

 600,000

 6.00

 Ursa Re, Ltd., Floating Rate Note, 5/27/20 (Cat Bond) (144A)

 600,300

 3,000,000

 Versutus 2016, Class A-1, Variable Rate Notes, 11/30/20 (f) (g)

 131,100

 600,000

 Versutus 2017, Class A, Variable Rate Notes, 11/30/21 (f) (g)

 628,860

 250,000

 Wentworth Re, Variable Rate Notes, 7/13/18 (f) (g)

 222,625

 $

 15,507,255

 Total Insurance

 $

 15,507,255

 Software & Services - 2.5%

 Internet Software & Services - 0.4%

 1,780,000

 Cimpress NV, 7.0%, 4/1/22 (144A)

 $

 1,851,200

 551,000

 IAC, 4.875%, 11/30/18

 557,199

 $

 2,408,399

 IT Consulting & Other Services - 0.6%

 795,000

 Change Healthcare Holdings LLC, 5.75%, 3/1/25 (144A)

 $

 821,831

 735,000

 Dell International LLC, 5.875%, 6/15/21 (144A)

 770,831

 410,000

 j2 Cloud Services LLC, 6.0%, 7/15/25 (144A)

 426,912

 1,455,000

 Rackspace, 8.625%, 11/15/24

 1,571,400

 $

 3,590,974

 Data Processing & Outsourced Services - 1.3%

 1,765,000

 Alliance Data Systems Company, 5.875, 11/1/21

 $

 1,835,600

 EUR

 1,250,000

 Alliance Data Systems Corp., 4.5%, 3/15/22 (144A)

 1,530,530

 3,100,000

 Cardtronics, Inc., 5.125%, 8/1/22

 3,162,000

 610,000

 Cardtronics, Inc., 5.5%, 5/1/25 (144A)

 628,300

 1,260,000

 First Data Corp., 7.0%, 12/1/23 (144A)

 1,359,225

 $

 8,515,655

 Application Software - 0.2%

 1,430,000

 Open Text Corp., 5.875%, 6/1/26 (144A)

 $

 1,547,975

 Total Software & Services

 $

 16,063,003

 Technology Hardware & Equipment - 0.8%

 Communications Equipment - 0.1%

 512,000

 CommScope Technologies LLC, 6.0%, 6/15/25 (144A)

 $

 550,400

 Technology Hardware, Storage & Peripherals - 0.1%

 910,000

 Diebold Nixdorf, Inc., 8.5%, 4/15/24

 $

 993,038

 Electronic Components - 0.6%

 EUR

 815,000

 Belden, Inc., 3.375%, 7/15/27 (144A)

 $

 973,828

 EUR

 250,000

 Belden, Inc., 4.125%, 10/15/26 (144A)

 315,549

 1,000,000

 Belden, Inc., 5.25%, 7/15/24 (144A)

 1,040,000

 EUR

 1,095,000

 Belden, Inc., 5.5%, 4/15/23

 1,365,070

 $

 3,694,447

 Total Technology Hardware & Equipment

 $

 5,237,885

 Telecommunication Services - 5.2%

 Integrated Telecommunication Services - 1.7%

 2,260,000

 CenturyLink, Inc., 5.625%, 4/1/25

 $

 2,228,925

 5,075,000

 Frontier Communications Corp., 8.75%, 4/15/22

 4,462,828

 1,665,000

 GCI, Inc., 6.875%, 4/15/25

 1,810,688

 2,125,000

 Windstream Services LLC, 7.75%, 10/15/20

 2,040,000

 $

 10,542,441

 Wireless Telecommunication Services - 3.5%

 2,800,000

 Altice Financing SA, 6.5%, 1/15/22 (144A)

 $

 2,918,160

 600,000

 Altice Finco SA, 8.125%, 1/15/24 (144A)

 651,000

 3,320,000

 Digicel, Ltd., 6.0%, 4/15/21 (144A)

 3,227,040

 4,825,000

 MTN Mauritius Investment, Ltd., 5.373%, 2/13/22 (144A)

 4,950,025

 4,235,000

 Sprint Corp., 7.25%, 9/15/21

 4,700,850

 1,155,000

 T-Mobile USA, Inc., 6.0%, 4/15/24

 1,241,625

 2,750,000

 Unison Ground Lease Funding LLC, 5.78%, 3/16/43 (144A)

 2,728,353

 RUB

 124,400,000

 VimpelCom Holdings BV, 9.0%, 2/13/18 (144A)

 2,075,680

 $

 22,492,733

 Total Telecommunication Services

 $

 33,035,174

 Utilities - 4.4%

 Electric Utilities - 1.7%

 EUR

 1,475,000

 ContourGlobal Power Holdings SA, 5.125%, 6/15/21 (144A)

 $

 1,830,591

 1,325,000

 5.25

 Electricite de France SA, Floating Rate Note (Perpetual) (144A)

 1,369,719

 2,395,000

 8.13

 Enel S.p.A., Floating Rate Note, 9/24/73 (144A)

 2,885,975

 725,000

 Stoneway Capital Corp., 10.0%, 3/1/27 (144A)

 761,250

 137,000

 Talen Energy Supply LLC, 4.625%, 7/15/19 (144A)

 135,288

 871,000

 Talen Energy Supply LLC, 6.5%, 6/1/25

 629,298

 2,715,000

 TerraForm Power, 9.75%, 8/15/22 (144A)

 3,020,438

 $

 10,632,559

 Gas Utilities - 0.6%

 2,133,000

 DCP Midstream Operating LP, 5.6%, 4/1/44

 $

 2,026,350

 2,175,000

 Ferrellgas LP, 6.75%, 6/15/23

 2,049,938

 $

 4,076,288

 Multi-Utilities - 0.4%

 2,640,323

 Ormat Funding Corp., 8.25%, 12/30/20

 $

 2,640,323

 Independent Power Producers & Energy Traders - 1.7%

 1,195,000

 Calpine Corp., 5.25%, 6/1/26 (144A)

 $

 1,171,100

 2,529,000

 Calpine Corp., 5.75%, 1/15/25

 2,361,454

 2,213,000

 Dynegy, Inc., 8.0%, 1/15/25 (144A)

 2,190,870

 940,000

 Instituto Costarricense de Electricidad, 6.95%, 11/10/21 (144A)

 1,005,800

 1,800,000

 NRG Energy, Inc., 6.25%, 5/1/24

 1,867,500

 1,705,000

 NRG Energy, Inc., 6.625%, 1/15/27

 1,751,888

 205,000

 NRG Energy, Inc., 7.25%, 5/15/26

 216,788

 205,000

 TerraForm Power Operating LLC, 6.375%, 2/1/23 (Step) (144A)

 213,200

 $

 10,778,600

 Total Utilities

 $

 28,127,770

 Real Estate - 0.9%

 Diversified REIT - 0.3%

 EUR

 1,370,000

 Globalworth Real Estate Investments, Ltd., 2.875%, 6/20/22

 $

 1,643,800

 Specialized REIT - 0.6%

 919,000

 Equinix, Inc., 5.375%, 4/1/23

 $

 955,760

 2,870,000

 Uniti Group, Inc., 6.0%, 4/15/23 (144A)

 2,956,100

 $

 3,911,860

 Total Real Estate

 $

 5,555,660

 TOTAL CORPORATE BONDS

 (Cost $485,548,406)

 $

 498,910,356

 FOREIGN GOVERNMENT BONDS - 7.8%

 1,845,000

 Africa Finance Corp., 4.375%, 4/29/20 (144A)

 $

 1,895,738

 1,125,000

 Argentine Republic Government International Bond, 6.875%, 1/26/27

 1,156,500

 1,850,000

 Argentine Republic Government International Bond, 7.5%, 4/22/26

 1,991,525

 2,200,000

 Bahrain Government International Bond, 7.0%, 10/12/28 (144A)

 2,261,041

 2,250,000

 Brazil Minas SPE via State of Minas Gerais, 5.333%, 2/15/28 (144A)

 2,238,750

 2,650,000

 City of Buenos Aires Argentina, 7.5%, 6/1/27 (144A)

 2,822,250

 560,000

 Ecuador Government International Bond, 10.5%, 3/24/20 (144A)

 593,600

 2,240,000

 Egypt Government International Bond, 7.5%, 1/31/27 (144A)

 2,407,283

 EGP

 67,975,000

 Egypt Treasury Bills, 3/6/18 (c)

 3,380,818

 EGP

 20,550,000

 Egypt Treasury Bills, 5/15/18 (c)

 987,617

 1,188,947

 6.93

 EP PetroEcuador via Noble Sovereign Funding I, Ltd., Floating Rate Note, 9/24/19

 1,194,892

 690,000

 Gabon Government International Bond, 6.375%, 12/12/24 (144A)

 673,523

 GHS

 4,350,000

 Ghana Government Bond, 21.5%, 3/9/20

 1,049,835

 GHS

 2,717,000

 Ghana Government Bond, 24.5%, 4/22/19

 668,693

 GHS

 2,502,000

 Ghana Government Bond, 24.75%, 7/19/21

 667,075

 1,770,000

 Hazine Mustesarligi Varlik Kiralama AS, 5.004%, 4/6/23 (144A)

 1,817,521

 925,000

 Honduras Government International Bond, 6.25%, 1/19/27 (144A)

 973,174

 EUR

 725,000

 Ivory Coast Government International Bond, 5.125%, 6/15/25 (144A)

 874,437

 900,000

 Jordan Government International Bond, 5.75%, 1/31/27 (144A)

 894,098

 1,535,000

 Kenya Government International Bond, 5.875%, 6/24/19 (144A)

 1,574,833

 MXN

 41,677,710

 Mexican Udibonos, 2.0%, 6/9/22

 2,220,962

 1,415,000

 Namibia International Bonds, 5.25%, 10/29/25 (144A)

 1,459,502

 1,760,000

 Oman Government International Bond, 5.375%, 3/8/27 (144A)

 1,821,600

 792,772

 Province of Salta Argentina, 9.5%, 3/16/22 (144A)

 836,374

 1,380,000

 Provincia de Buenos Aires Argentina, 9.125%, 3/16/24 (144A)

 1,534,560

 1,840,000

 Provincia de Entre Rios Argentina, 8.75%, 2/8/25 (144A)

 1,859,467

 3,015,000

 Provincia del Chubut Argentina, 7.75%, 7/26/26 (144A)

 3,009,362

 1,800,000

 Senegal Government International Bond, 6.25%, 5/23/33 (144A)

 1,849,500

 1,729,000

 Sri Lanka Government International Bond, 6.2%, 5/11/27 (144A)

 1,780,875

 1,725,000

 Turkey Government International Bond, 6.0%, 3/25/27

 1,857,370

 UYU

 37,635,000

 Uruguay Government International Bond, 9.875%, 6/20/22 (144A)

 1,414,356

 TOTAL FOREIGN GOVERNMENT BONDS

 (Cost $48,971,237)

 $

 49,767,131

 MUNICIPAL BONDS - 0.0% †

 Municipal General - 0.0% †

 8,875,000

 0.00

 Non-Profit Preferred Funding Trust I, Floating Rate Note, 9/15/37 (144A)

 $

 150,875

 TOTAL MUNICIPAL BONDS

 (Cost $8,860,503)

 $

 150,875

 SENIOR FLOATING RATE LOAN INTERESTS - 2.7% **

 Energy - 0.3%

 Oil & Gas Drilling - 0.3%

 1,950,000

 7.22

 Gavilan Resources LLC, Initial Term Loan (Second Lien), 2/23/24

 $

 1,886,625

 Coal & Consumable Fuels - 0.0% †

 994,608

 8.15

 Long Haul Holdings, Ltd., Facility B Loan, 11/17/13 (d)

 $

 104,434

 Total Energy

 $

 1,991,059

 Materials - 0.6%

 Paper Packaging - 0.3%

 1,610,963

 6.80

 Caraustar Industries, Inc., Refinancing Term Loan, 3/9/22

 $

 1,624,052

 Steel - 0.3%

 1,980,050

 4.79

 Zekelman Industries, Inc., Term Loan, 6/8/21

 $

 1,998,613

 Total Materials

 $

 3,622,665

 Capital Goods - 0.3%

 Aerospace & Defense - 0.3%

 1,845,711

 7.75

 DynCorp International, Inc., Term Loan B2, 7/7/20

 $

 1,854,170

 Total Capital Goods

 $

 1,854,170

 Commercial Services & Supplies - 0.1%

 Diversified Support Services - 0.1%

 488,300

 5.00

 IAP Worldwide Services, Inc., Term Loan, 7/18/19

 $

 480,976

 Total Commercial Services & Supplies

 $

 480,976

 Automobiles & Components - 0.0% †

 Auto Parts & Equipment - 0.0% †

 1,768

 3.24

 Allison Transmission, Inc., Term B-3 Loan, 8/23/19

 $

 1,782

 Total Automobiles & Components

 $

 1,782

 Retailing - 0.2%

 Automotive Retail - 0.2%

 1,395,323

 4.97

 CWGS Group LLC, Term Loan, 11/3/23

 $

 1,408,405

 Total Retailing

 $

 1,408,405

 Household & Personal Products - 0.6%

 Household Products - 0.2%

 1,320,156

 8.79

 Redbox Automated Retail LLC, Term Loan (First Lien), 9/28/21

 $

 1,328,407

 Personal Products - 0.4%

 2,565,294

 4.73

 Revlon Consumer Products Corp., Initial Term B Loan, 7/22/23

 $

 2,334,418

 Total Household & Personal Products

 $

 3,662,825

 Health Care Equipment & Services - 0.5%

 Health Care Services - 0.4%

 996,513

 4.48

 Alliance HealthCare Services, Inc., Initial Term Loan, 6/3/19

 $

 998,588

 1,306,666

 4.73

 National Surgical Hospitals, Inc., Term Loan (First Lien), 5/15/22

 1,307,450

 $

 2,306,038

 Managed Health Care - 0.1%

 591,387

 10.25

 MMM Holdings, Inc., Term Loan, 10/9/17 (d)

 $

 579,559

 429,935

 10.25

 MSO of Puerto Rico, Inc., MSO Term Loan, 12/12/17 (d)

 421,337

 $

 1,000,896

 Total Health Care Equipment & Services

 $

 3,306,934

 Utilities - 0.1%

 Electric Utilities - 0.1%

 162,500

 3.98

 Vistra Operations Co LLC, Initial Term C Loan, 8/4/23

 $

 163,170

 708,938

 3.98

 Vistra Operations Co LLC, Initial Term Loan, 8/4/23

 711,862

 $

 875,032

 Total Utilities

 $

 875,032

 TOTAL SENIOR FLOATING RATE LOAN INTERESTS

 (Cost $17,750,365)

 $

 17,203,848

 Shares

 RIGHTS / WARRANTS - 0.0% †

 Energy - 0.0% †

 Oil & Gas Exploration & Production - 0.0% †

 7,415

 Midstates Petroleum Company, Inc. Warrants, 4/21/20

 $

 -

 Coal & Consumable Fuels - 0.0% †

 61

 Contura Energy, Inc., 7/26/23

 $

 1,708

 Total Energy

 $

 1,708

 Materials - 0.0% †

 Steel - 0.0% †

 318,254

 ANR, Inc. Rights, 3/31/23

 $

 -

 Total Materials

 $

 -

 TOTAL RIGHTS / WARRANTS

 (Cost $36,831)

 $

 1,708

 Principal Amount ($)

 TEMPORARY CASH INVESTMENTS - 3.8%

 Commercial Paper - 1.5%

 2,830,000

 Federation, Commercial Paper, 8/1/17 (c)

 $

 2,829,910

 1,590,000

 Natixis, Commercial Paper, 8/1/17 (c)

 1,589,949

 1,590,000

 Prudential, Commercial Paper, 8/1/17 (c)

 1,589,951

 1,590,000

 Societe Generale, Commercial Paper, 8/1/17 (c)

 1,589,949

 1,590,000

 Swedbank AB, Commercial Paper, 8/1/17 (c)

 1,589,951

 $

 9,189,710

 Repurchase Agreements - 2.3%

 6,300,000

 $6,300,000 ScotiaBank, 1.04%, dated 7/31/17 plus accrued interest on 8/1/17 collateralized by the following:

 $6,225,519 Federal National Mortgage Association, 3.5%, 3/1/42 - 1/1/47

 $200,667 Freddie Mac Giant, 4.0%, 12/1/33

 $

 6,300,000

 1,960,000

 $1,960,000 RBC Capital Markets LLC, 1.03%, dated 7/31/17 plus accrued interest on 8/1/17 collateralized by the following:

 $1,999,201 Federal National Mortgage Association, 4.0%, 5/1/47

 1,960,000

 3,280,000

 $3,280,000 TD Securities USA LLC, 1.03%, dated 7/31/17 plus accrued interest on 8/1/17 collateralized by the following:

 $28,591 Federal National Mortgage Association, 3.0%, 9/1/28

 $3,317,021 U.S. Treasury Notes, 1.875%, 10/31/22

 3,280,000

 3,280,000

 $3,280,000 TD Securities USA LLC, 1.04%, dated 7/31/17 plus accrued interest on 8/1/17 collateralized by the following:

 $28,591 Federal National Mortgage Association, 3.0%, 9/1/28

 $3,317,021 U.S. Treasury Note, 1.875%, 10/31/22

 3,280,000

 $

 14,820,000

 TOTAL TEMPORARY CASH INVESTMENTS

 (Cost $24,010,000)

 $

 24,009,710

 Number of Contracts

 Description

 Counterparty

 Strike

 Price

 Expiration

 Date

 CALL OPTIONS PURCHASED - 0.0% †

 MXN

 297,012 (i)

 Desarrolladora Homex SAB de CV

 Bank of New York

 Mellon Corp

 $- (k)

 10/23/22

 $

                       -

 MXN

 297,012 (j)

 Desarrolladora Homex SAB de CV

 Bank of New York

 Mellon Corp

 - (k)

 10/23/22

                       -

 $

                       -

 TOTAL CALL OPTIONS PURCHASED

 (Premiums paid $0)

 $

                       -

 TOTAL INVESTMENT IN SECURITIES - 97.6%

 (Cost $629,188,440) (a) (h)

 $

 619,808,540

 OTHER ASSETS & LIABILITIES - 2.4%

 $

 15,396,892

 TOTAL NET ASSETS - 100.0%

 $

 635,205,432

 †

 Amount rounds to less than 0.1%.

 *

 Non-income producing security.

 REIT

 Real Estate Investment Trust.

 (Perpetual)

 Security with no stated maturity date.

 (PIK)

 Represents a pay-in-kind security.

 (Cat Bond)

 Catastrophe or event-linked bond. At July 31, 2017, the value of these securities amounted to $4,361,070 or 0.7% of net assets.

 REMICS

 Real Estate Mortgage Investment Conduits.

 (Step)

 Bond issued with an initial coupon rate which converts to a higher rate at a later date.

 **

Senior floating rate loan interests in which the Fund invests generally pay interest at rates that are periodically redetermined by reference to a base lending rate plus a premium.

These base lending rates are generally (i) the lending rate offered by one or more major

European banks, such as LIBOR (London InterBank Offered Rate), (ii) the prime rate offered by one or more major U.S. banks, (iii) the certificate of deposit or (iv) other base lending rates used by commercial lenders. The rate shown is the coupon rate at period end.

 (144A)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration. At July 31, 2017, the value of these securities amounted to

$331,195,599 or 52.1% of total net assets.

 (a)

 At July 31, 2017, the net unrealized appreciation on investments based on cost for federal income tax purposes of $630,906,777 was as follows:

 Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost

 $

              31,163,045

 Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value

             (42,261,282)

 Net unrealized appreciation

 $

             (11,098,237)

 (b)

 Debt obligation with a variable interest rate. Rate shown is rate at period end.

 (c)

 Security issued with a zero coupon. Income is earned through accretion of discount.

 (d)

 Security is in default.

 (e)

 Security is valued using fair value methods (other than prices supplied by independent pricing services or broker-dealers).

 (f)

 Structured reinsurance investment. At July 31, 2017, the value of these securities amounted to $11,146,185 or 1.7% of total net assets.

 (g)

 Rate to be determined.

 (h)

 Distributions of investments by country of domicile (excluding temporary cash investments) as a percentage of total investment in securities, is as follows:

 United States

 49.1%

 Luxembourg

 5.5%

 Netherlands

 5.2%

 United Kingdom

 4.4%

 Bermuda

 4.1%

 Supranational

 3.3%

 Canada

 3.1%

 Mexico

 2.9%

 Argentina

 2.7%

 Turkey

 2.6%

 Ireland

 2.5%

 France

 1.9%

 Egypt

 1.1%

 Peru

 1.1%

 Brazil

 1.0%

 Other (individually less than 1%)

 9.5%

 100.0%

 (i)

 Option does not become effective until underlying company’s outstanding common shares reach a market capitalization of MXN 12.5 Billion.

 (j)

 Option does not become effective until underlying company’s outstanding common shares reach a market capitalization of MXN 15.5 Billion.

 (k)

 Strike price is 1 Mexican Peso (MXN).

 (l)

 Principal amounts are denominated in U.S. Dollars unless otherwise noted:

 ARS

 Argentine Peso

 AUD

 Australian Dollar

 GBP

 British Pound Sterling

 EGP

 Egyptian Pound

 EUR

 Euro

 GHS

 Ghanian Cedis

 INR

 Indian Rupee

 JPY

 Japanese Yen

 MXN

 Mexican Peso

 RUB

 Russian Ruble

 UYU

 Uruguayan Peso

 CENTRALLY CLEARED CREDIT DEFAULT SWAP AGREEMENTS — SELL PROTECTION

 Notional Principal ($) (1)

 Exchange

 Obligation Entity/Index

 Coupon

 Credit Rating (2)

 Expiration Date

 Premiums Received (Paid)

 Unrealized Appreciation

           4,326,700

 Chicago Mercentile Exchange

 Markit CDX North America High Yield Index

 5.00%

 B+

 12/20/20

  $                            (33,363)

  $                    360,484

           3,276,900

 Chicago Mercentile Exchange

 Markit CDX North America High Yield Index

 5.00%

 B+

 6/20/21

                               141,038

                        133,199

  $                         107,675

  $                  493,683

            (1)

 The notional amount is the maximum amount that a seller of credit protection would be obligated to pay upon occurrence of a credit event.

            (2)

 Based on Standard & Poor's rating of the issuer or weighted average of all the underlying securities of the index.

 Various inputs are used in determining the value of the Fund's investments.  These inputs are summarized in the three broad levels listed below.

 Level 1 – quoted prices in active markets for identical securities.

 Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

 Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments).

 The following is a summary of the inputs used as of July 31, 2017, in valuing the Fund's investments:

 Level 1

 Level 2

 Level 3

 Total

 Convertible Corporate Bonds

$
-

$
12,144,199

$
-

$
12,144,199

 Preferred Stocks

   Transportation

     Air Freight & Logistics

-

1,062,733

-

1,062,733

   Diversified Financials

     Consumer Finance

2,573,332

-

-

2,573,332

 Convertible Preferred Stock

3,439,700

-

-

3,439,700

 Common Stocks

   Energy

     Oil & Gas Exploration & Production

1,113,729

745,569

-

1,859,298

   Capital Goods

     Industrial Machinery

-

-

1,560

1,560

   Transportation

     Air Freight & Logistics

-

451,340

-

451,340

   All Other Common Stocks

991,933

-

-

991,933

 Asset Backed Securities

-

463,990

-

463,990

 Collateralized Mortgage Obligations

-

6,776,827

-

6,776,827

 Corporate Bonds

   Insurance

     Reinsurance

-

4,361,070

11,146,185

15,507,255

   All Other Corporate Bonds

-

483,403,101

-

483,403,101

 Foreign Government Bonds

-

49,767,131

-

49,767,131

 Municipal Bonds

-

150,875

-

150,875

 Senior Floating Rate Loan Interests

-

17,203,848

-

17,203,848

 Rights/Warrants

-

1,708

-

1,708

 Commercial Paper

-

9,189,710

-

9,189,710

 Repurchase Agreemants

-

14,820,000

-

14,820,000

 Call Options Purchased

-

-

-

-

 Total

8,118,694.00

$
600,542,101

$
11,147,745

$
619,808,540

 Other Financial Instruments

 Unrealized appreciation on forward foreign currency contracts

$
-

$
11,085

$
-

$
11,085

 Unrealized depreciation on forward foreign currency contracts

-

(211,876
)

-

(211,876
)

 Unrealized appreciation on centrally cleared swap contracts

-

493,683

-

493,683

 Total Other Financial Instruments

$
-

$
292,892

$
-

$
292,892

 The following is a reconciliation of assets valued using significant observable inputs (Level 3):

 Common Stocks

 Convertible Corporate Bonds

 Corporate Bonds

 Total

 Balance as of 10/31/16

$
4,300,699

$
346,412

$
27,598,609

$
32,245,720

 Realized gain (loss)1

(2,417,743
)

(3,729,029
)

5,450

(6,141,322
)

 Change in unrealized appreciation (depreciation)2

2,584,216

3,729,029

(2,028,634
)

4,284,611

 Purchases

-

-

8,069,145

8,069,145

 Sales

(4,465,612
)

(346,412
)

(22,498,385
)

(27,310,409
)

 Transfers in to Level 3*

-

-

-

-

 Transfers out of Level 3*

-

-

-

-

 Transfers in and out of Level 3 categories*

-

-

-

-

 Balance as of 7/31/17

$
1,560

$
-

$
11,146,185

$
11,147,745

 1

 Realized gain (loss) on these securities is included in the net realized gain (loss) from investments in the Statement of Operations.

 2

 Unrealized appreciation (depreciation) on these securities is included in the change in unrealized appreciation (depreciation) on investments in the Statement of Operations.

 *

 Transfers are calculated on the beginning of period values. During the period ended July 31, 2017, there were no transfers between Levels 1, 2 and 3.

 Net change in unrealized appreciation (depreciation) of investments still held as of 7/31/17

$
(1,712,211
)

 ITEM 2. CONTROLS AND PROCEDURES. (a) Disclose the conclusions of the registrant's principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b))) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)). The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report. (b) Disclose any change in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting. There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting. ITEM 3. EXHIBITS. File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), exactly as set forth below: CERTIFICATIONS I, [identify the certifying individual], certify that: 1. I have reviewed this report on Form N-Q of [identify registrant]; 2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report; 3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed; 4. The registrants other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have: (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared; (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles; (c) Evaluated the effectiveness of the registrants disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and (d) Disclosed in this report any change in the registrants internal control over financial reporting that occurred during the registrants most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrants internal control over financial reporting; and 5. The registrants other certifying officer(s) and I have disclosed to the registrants auditors and the audit committee of the registrants board of directors (or persons performing the equivalent functions): (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrants ability to record, process, summarize, and report financial information; and (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrants internal control over financial reporting. Date: [Signature] [Title] Filed herewith. SIGNATURES [See General Instruction F] Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized. (Registrant) Pioneer Series Trust VII By (Signature and Title)* /s/ Lisa M.Jones ----------------------- Lisa M.Jones, President and Chief Executive Officer Date September 27, 2017 Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated. By (Signature and Title)* /s/ Lisa M.Jones ----------------------- Lisa M.Jones, President and Chief Executive Officer Date September 27, 2017 By (Signature and Title)* /s/ Mark E. Bradley ----------------- Mark E. Bradley, Treasurer and Chief Accounting and Financial Officer Date September 27, 2017 * Print the name and title of each signing officer under his or her signature.